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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 5 of its series, Evergreen California Municipal Bond Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen New Jersey Municipal Bond Fund, Evergreen New York Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the six months ended September 30, 2003. These 5 series have a 3/31 fiscal year end.

Date of reporting period: 9/30/2003

Item 1 - Reports to Stockholders.

Evergreen California Municipal Bond Fund

Evergreen California Municipal Bond Fund: Semiannual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen California Municipal Bond Fund, which covers the six-month period ended September 30, 2003.

Over the past six months, fixed income investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance.

The first challenge for investors was the uncertain geopolitical environment. As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals, though, had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed, though, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by

1

LETTER TO SHAREHOLDERS continued

surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, though, market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Michael Pietronico
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/2/1997

	Class A	Class B	Class C	Class I
Class inception date	11/8/2002	11/8/2002	11/8/2002	4/2/1997

6-month return with sales charge	-2.19%	-2.64%	0.37%	N/A

6-month return w/o sales charge	2.73%	2.36%	2.36%	2.87%

Average annual return*

1 year with sales charge	-2.57%	-3.28%	-0.40%	N/A

1 year w/o sales charge	2.29%	1.63%	1.63%	2.56%

5 year	4.58%	5.14%	5.25%	5.66%

Since portfolio inception	5.50%	6.19%	6.03%	6.34%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen California Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/8/2002 is based on the performance of Select shares of the fund's predecessor fund, OFFIT California Municipal Fund. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended September 30, 2003 (unaudited)	Year Ended March 31, 2003[1]	Year Ended December 31, 2002[2]
Net asset value, beginning of period	$11.14	$11.17	$11.04
Income from investment operations
Net investment income	0.14	0.07	0.05
Net realized and unrealized gains or losses on securities	0.16	-0.03	0.13
Total from investment operations	0.30	0.04	0.18
Distributions to shareholders from
Net investment income	-0.13	-0.07	-0.05
Net realized gains	-0.08	0	0
Total distributions to shareholders	-0.21	-0.07	-0.05
Net asset value, end of period	$11.23	$11.14	$11.17
Total return[3]	2.73%	0.33%	1.61%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,051	$1,628	$1,266
Ratios to average net assets
Expenses[4]	1.04%[5]	0.93%[5]	0.68%[5]
Net investment income	2.30%[5]	2.33%[5]	1.95%[5]
Portfolio turnover rate	91%	31%	126%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended September 30, 2003 (unaudited)	Year Ended March 31, 2003[1]	Year Ended December 31, 2002[2]
Net asset value, beginning of period	$11.14	$11.17	$11.04
Income from investment operations
Net investment income	0.10	0.05	0.04
Net realized and unrealized gains or losses on securities	0.16	-0.03	0.13
Total from investment operations	0.26	0.02	0.17
Distributions to shareholders from
Net investment income	-0.09	-0.05	-0.04
Net realized gains	-0.08	0	0
Total distributions to shareholders	-0.17	-0.05	-0.04
Net asset value, end of period	$11.23	$11.14	$11.17
Total return[3]	2.36%	0.15%	1.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$766	$65	$142
Ratios to average net assets
Expenses[4]	1.74%[5]	1.68%[5]	1.55%[5]
Net investment income	1.65%[5]	1.68%[5]	2.20%[5]
Portfolio turnover rate	91%	31%	126%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended September 30, 2003 (unaudited)	Year Ended March 31, 2003[1]	Year Ended December 31, 2002[2]
Net asset value, beginning of period	$11.14	$11.17	$11.04
Income from investment operations
Net investment income	0.10	0.05	0.04
Net realized and unrealized gains or losses on securities	0.16	-0.03	0.13
Total from investment operations	0.26	0.02	0.17
Distributions to shareholders from
Net investment income	-0.09	-0.05	-0.04
Net realized gains	-0.08	0	0
Total distributions to shareholders	-0.17	-0.05	-0.04
Net asset value, end of period	$11.23	$11.14	$11.17
Total return[3]	2.36%	0.15%	1.51%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,126	$1,349	$924
Ratios to average net assets
Expenses[4]	1.74%[5]	1.69%[5]	1.54%[5]
Net investment income	1.62%[5]	1.66%[5]	2.16%[5]
Portfolio turnover rate	91%	31%	126%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)	Year Ended March 31, 2003[1]	Year Ended December 31,
CLASS I			2002[2]	2001[2]	2000[2]	1999[2]	1998[2]
Net asset value, beginning of period	$11.14	$11.17	$10.60	$10.61	$10.06	$10.54	$10.37
Income from investment operations
Net investment income	0.15	0.07	0.37	0.37	0.44	0.40	0.40
Net realized and unrealized gains or losses on securities	0.16	-0.03	0.64	0.24	0.56	-0.48	0.22
Total from investment operations	0.31	0.04	1.01	0.61	1.00	-0.08	0.62
Distributions to shareholders from
Net investment income	-0.14	-0.07	-0.37	-0.37	-0.45	-0.40	-0.41
Net realized gains	-0.08	0	-0.07	-0.25	0	0	-0.04
Total distributions to shareholders	-0.22	-0.07	-0.44	-0.62	-0.45	-0.40	-0.45
Net asset value, end of period	$11.23	$11.14	$11.17	$10.60	$10.61	$10.06	$10.54
Total return	2.87%	0.40%	9.70%	5.87%	10.14%	-0.77%	6.14%
Ratios and supplemental data
Net assets, end of period (thousands)	$42,895	$38,627	$35,755	$19,785	$15,862	$13,645	$11,066
Ratios to average net assets
Expenses[3]	0.74%[4]	0.70%[4]	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.65%[4]	2.69%[4]	3.39%	3.40%	4.31%	3.91%	3.87%
Portfolio turnover rate	91%	31%	126%	203%	183%	20%	51%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   Effective at the close of business on November 8, 2002, Evergreen California Municipal Bond Fund acquired the net assets of OFFIT California Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.7%
AIRPORT 2.6%
San Francisco, CA Intl. Arpt. RB, 5.50%, 05/01/2008, (Insd. by FSA)	AAA	$ 200,000	$ 225,906
San Jose, CA Arpt. RRB, 5.00%, 03/01/2012, (Insd. by FSA)	AAA	1,000,000	1,113,320
1,339,226
COMMUNITY DEVELOPMENT DISTRICT 3.0%
California Infrastructure & Bank EDRB, Bay Area Toll Bridges Proj., Ser. A, 5.25%, 07/01/2018, (Insd. by FSA)	AAA	1,435,000	1,571,311
EDUCATION 6.1%
California Edl. Facs. Auth. RRB, Santa Clara Univ. Proj., 5.25%, 09/01/2016, (Insd. by AMBAC)	AAA	1,000,000	1,137,050
Univ. of California RB:
Ser. A, 5.00%, 05/15/2012, (Insd. by AMBAC)	AAA	1,000,000	1,114,900
Ser. K, 5.00%, 09/01/2009	AA-	300,000	338,250
Ser. K, 5.00%, 09/01/2010	AA-	500,000	552,945
3,143,145
GENERAL OBLIGATION - LOCAL 38.5%
Chaffey, CA Cmnty. Dist. GO, Ser. A, 4.00%, 07/01/2010, (Insd. by FSA)	AAA	500,000	535,075
East Bay, CA Regl. Park Dist. GO, 5.00%, 09/01/2016	AA	2,500,000	2,682,275
Fresno, CA Sch. Dist. GO, Ser. C, 5.50%, 02/01/2008, (Insd. by MBIA)	AAA	200,000	229,494
Los Angeles, CA Cmnty. College Dist. GO, Ser. B, 5.00%, 08/01/2016, (Insd. by FSA)	AAA	1,000,000	1,086,540
Los Angeles, CA GO:
Ser. A, 5.00%, 09/01/2010, (Insd. by MBIA)	AA	1,000,000	1,128,970
Ser. A, 5.00%, 09/01/2014, (Insd. by MBIA)	AAA	2,000,000	2,210,680
Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	AAA	2,000,000	2,140,380
Ser. A, 5.25%, 09/01/2013, (Insd. by MBIA)	AAA	1,000,000	1,136,580
Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	AAA	2,000,000	2,171,860
Los Angeles, CA Unified Sch. Dist. GO, Election of 1997 Proj., Ser. F, 4.50%, 07/01/2011, (Insd. by FSA)	AAA	1,000,000	1,087,510
San Diego, CA Cmnty. College GO, Ser. A, 5.00%, 05/01/2015, (Insd. by FSA)	AAA	1,220,000	1,333,582
San Diego, CA Unified Sch. Dist. GO, Election 1998 Proj., Ser. E, 5.25%, 07/01/2017	AAA	1,500,000	1,664,145
San Francisco, CA City & Cnty. GO, 5.00%, 06/15/2008, (Insd. by FSA)	AAA	1,250,000	1,417,488
San Jose, CA GO, Library, Parks & Pub. Safety Proj., 5.00%, 09/01/2011	AA+	250,000	280,325
San Mateo, CA Union High Sch. Dist. GO, Election of 2000 Proj., Ser. A, 5.375%, 09/01/2017, (Insd. by FGIC)	AAA	500,000	555,840
Santa Monica-Malibu, CA Sch. Dist. GO, 5.00%, 08/01/2008	Aa3	275,000	312,881
19,973,625
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 2.1%
Long Beach, CA Harbor RB:
Ser. A, 5.75%, 05/15/2007, (Insd. by MBIA)	AAA	$ 100,000	$ 108,662
Ser. A, 5.75%, 05/15/2013	AA-	400,000	444,652
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	AAA	450,000	524,403
1,077,717
RECREATION 1.1%
Los Angeles Cnty., CA Pub. Works Fin. Auth. RB, Regl. Park & Open Space Dist. Proj., Ser. A, 5.50%, 10/01/2008	AA	500,000	568,295
SALES TAX 3.2%
San Francisco, CA Bay Area Rapid Trans. Dist. Sales Tax RB, 5.25%, 07/01/2017	AA-	1,500,000	1,632,030
SPECIAL TAX 2.5%
Los Angeles, CA Muni. Impt. Corp. Lease RB, Police Emergency Proj.:
5.25%, 09/01/2013, (Insd. by FGIC)	AAA	1,000,000	1,133,910
Ser. D, 4.25%, 09/01/2009	AA	150,000	159,814
1,293,724
TRANSPORTATION 1.2%
Orange Cnty., CA Local Trans. Tax RB, Ser. A, 5.25%, 02/15/2005, (Insd. by MBIA)	AAA	600,000	634,134
UTILITY 3.2%
San Francisco, CA City & Cnty. Pub. Util. Commission RRB, Ser. B, 5.00%, 11/01/2013, (Insd. by MBIA)	AAA	1,500,000	1,660,860
WATER & SEWER 31.2%
California Dept. Wtr. Resources RB:
Central Valley Proj., Ser. Z, 5.00%, 12/01/2016, (Insd. by FGIC)	AAA	2,000,000	2,163,320
Wtr. Sys. Proj., Ser. Y, 5.25%, 12/01/2012, (Insd. by FGIC)	AAA	1,600,000	1,821,152
California Infrastructure & EDA RB, Clean Wtr. State Revolving Fund, 4.50%, 10/01/2009	AAA	400,000	446,748
Contra Costa, CA Wtr. Dist. RRB:
Ser. F, 5.50%, 10/01/2013, (Insd. by FSA)	AAA	250,000	284,712
Ser. L, 4.00%, 10/01/2009	AAA	1,500,000	1,630,095
Ser. M, 5.00%, 10/01/2016, (Insd. by FSA)	AAA	1,500,000	1,631,685
East Bay, CA Muni. Utility Dist. Wtr. Sys. RB:
4.00%, 06/01/2008, (Insd. by FSA)	AAA	630,000	685,982
5.25%, 06/01/2014, (Insd. by MBIA)	AAA	1,000,000	1,103,330
Los Angeles, CA Wstwtr. Sys. RRB, 5.00%, 06/01/2014, (Insd. by FSA)	AAA	1,000,000	1,103,110
Los Angeles, CA Wtr. & Pwr. RB:
Ser. A, 4.00%, 07/01/2009, (Insd. by MBIA)	AAA	1,640,000	1,779,712
Ser. A-1, 5.25%, 07/01/2015	AA-	700,000	773,003
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Metropolitan Wtr. Dist. Southern CA Wtrwrks. RRB, Ser. A, 5.375%, 07/01/2013	AA	$ 200,000	$ 224,252
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. Spl. Obl. RB, Ser. A, 4.75%, 10/01/2011	AAA	500,000	553,110
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB:
6.00%, 12/01/2015	AA	250,000	294,255
Ser. A, 5.25%, 12/01/2012	AA	275,000	307,857
San Diego Cnty., CA Wtr. Auth. RB COP, Ser. A, 4.00%, 05/01/2008, (Insd. by MBIA)	AAA	750,000	814,965
San Diego, CA Pub. Facs. Fin. Auth. Swr. RB, 6.00%, 05/15/2007, (Insd. by FGIC)	AAA	500,000	575,855
16,193,143
Total Municipal Obligations			49,087,210

		Shares	Value

SHORT-TERM INVESTMENTS 4.4%
MUTUAL FUND SHARES 4.4%
Evergreen California Municipal Money Market Fund (o)		2,274,562	2,274,562
Total Investments (cost $49,552,856) 99.1%			51,361,772
Other Assets and Liabilities 0.9%			476,420
Net Assets 100.0%			$ 51,838,192

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total investments invested by geographic location as of September 30, 2003:

California	94.5%
Puerto Rico	1.1%
Non-state specific	4.4%
Total	100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003  (unaudited)

Assets
Identified cost of securities	$ 49,552,856
Net unrealized gains on securities	1,808,916

Market value of securities	51,361,772
Interest receivable	508,864
Prepaid expenses and other assets	72,499

Total assets	51,943,135

Liabilities
Dividends payable	89,737
Advisory fee payable	493
Distribution Plan expenses payable	147
Due to other related parties	141
Accrued expenses and other liabilities	14,425

Total liabilities	104,943

Net assets	$ 51,838,192

Net assets represented by
Paid-in capital	$ 49,852,837
Undistributed net investment income	20,866
Accumulated net realized gains on securities	155,573
Net unrealized gains on securities	1,808,916

Total net assets	$ 51,838,192

Net assets consists of
Class A	$ 5,050,907
Class B	766,113
Class C	3,125,777
Class I	42,895,395

Total net assets	$ 51,838,192

Shares outstanding
Class A	449,826
Class B	68,228
Class C	278,381
Class I	3,820,303

Net asset value per share
Class A	$ 11.23
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.79
Class B	$ 11.23
Class C	$ 11.23
Class C -- Offering price (based on sales charge of 1.00%)	$ 11.34
Class I	$ 11.23

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003  (unaudited)

Investment income
Interest	$ 795,795

Expenses
Advisory fee	82,149
Distribution Plan expenses
Class A	5,791
Class B	1,474
Class C	11,729
Administrative services fee	23,471
Transfer agent fees	1,852
Trustees' fees and expenses	327
Printing and postage expenses	12,556
Custodian fees	6,860
Registration and filing fees	36,907
Professional fees	7,627
Other	1,763

Total expenses	192,506
Less: Expense reductions	(123)
Expense reimbursements	(17)

Net expenses	192,366

Net investment income	603,429

Net realized and unrealized gains or losses on securities
Net realized gains on securities	155,759
Net change in unrealized gains or losses on securities	532,825

Net realized and unrealized gains or losses on securities	688,584

Net increase in net assets resulting from operations	$ 1,292,013

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2003		Year Ended
	(unaudited)		March 31, 2003(a)

Operations
Net investment income		$ 603,429		$ 248,112
Net realized gains on securities		155,759		234,654
Net change in unrealized gains or losses on securities		532,825		(291,249)

Net increase in net assets resulting from operations		1,292,013		191,517

Distributions to shareholders from
Net investment income
Class A		(42,071)		(7,834)
Class B		(2,067)		(297)
Class C		(17,650)		(4,448)
Class I		(513,756)		(236,603)
Net realized gains
Class A		(12,286)		0
Class B		(492)		0
Class C		(10,187)		0
Class I		(291,997)		0

Total distributions to shareholders		(890,506)		(249,182)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	306,607	3,449,886	32,076	355,067
Class B	62,314	687,285	0	0
Class C	167,231	1,865,151	42,587	474,473
Class I	568,816	6,304,989	350,406	3,862,317

		12,307,311		4,691,857

Net asset value of shares issued in reinvestment of distributions
Class A	2,820	31,199	757	8,408
Class B	151	1,661	24	263
Class C	1,045	11,570	157	1,749
Class I	44,747	496,052	15,563	172,789

		540,482		183,209

Payment for shares redeemed
Class A	(5,781)	(64,367)	0	0
Class B	(91)	(978)	(6,913)	(76,664)
Class C	(11,020)	(119,854)	(4,412)	(49,238)
Class I	(260,925)	(2,895,715)	(100,423)	(1,109,751)

		(3,080,914)		(1,235,653)

Net increase in net assets resulting from capital share transactions		9,766,879		3,639,413

Total increase in net assets		10,168,386		3,581,748
Net assets
Beginning of period		41,669,806		38,088,058

End of period		$ 51,838,192		$ 41,669,806

Undistributed (overdistributed) net investment income		$ 20,866		$ (7,019)

(a) For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	December 31, 2002(a)

Operations
Net investment income		$ 934,517
Net realized gains on securities		323,598
Net change in unrealized gains or losses on securities		1,267,985

Net increase in net assets resulting from operations		2,526,100

Distributions to shareholders from
Net investment income
Class A		(943)
Class B		(296)
Class C		(2,395)
Class I		(936,953)
Net realized gains
Class I		(211,130)

Total distributions to shareholders		(1,151,717)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	113,336	1,251,000
Class B	12,729	139,123
Class C	82,724	911,108
Class I	2,110,209	23,152,189

		25,453,420

Net asset value of shares issued in reinvestment of distributions
Class A	11	121
Class B	14	152
Class C	69	771
Class I	70,830	775,474

		776,518

Payment for shares redeemed
Class I	(845,362)	(9,301,328)

Net increase in net assets resulting from capital share transactions		16,928,610

Total increase in net assets		18,302,993
Net assets
Beginning of period		19,785,065

End of period		$ 38,088,058

Overdistributed net investment income		$ (5,949)

(a) For Class A, Class B and Class C shares, for the period from November 8, 2002 (commencement of class operations), to December 31, 2002.
See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen California Municipal Bond Fund (the "Fund") (formerly, Evergreen Offit California Municipal Bond Fund) is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

As of the close of business on November 8, 2002, the net assets of OFFIT California Municipal Fund ("OFFIT Fund"), a series of  The OFFIT Investment Fund, Inc., were acquired by the Fund in exchange for shares of the Fund. Select shares of OFFIT Fund received Class I shares of the Fund. As OFFIT Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of OFFIT Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.35% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $17. Total amounts subject to recoupment as of September 30, 2003 were $19,317.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities), were $49,390,091 and $39,970,923, respectively, for the six months ended September 30, 2003.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $49,552,856. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,846,748 and $37,832, respectively, with a net unrealized appreciation of $1,808,916.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

20

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21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

568010   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Connecticut Municipal Bond Fund

Evergreen Connecticut Municipal Bond Fund: Semiannual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Connecticut Municipal Bond Fund, which covers the six-month period ended September 30, 2003.

Over the past six months, fixed income investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance.

The first challenge for investors was the uncertain geopolitical environment. As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals, though, had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed, though, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by

1

LETTER TO SHAREHOLDERS continued

surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, though, market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/31/1981

	Class A	Class B	Class C	Class I
Class inception date	12/30/1997	1/9/1998	3/27/2002	11/24/1997

6-month return with sales charge	-2.75%	-3.19%	-0.26%	N/A

6-month return w/o sales charge	2.17%	1.81%	1.81%	2.32%

Average annual return*

1 year with sales charge	-1.53%	-2.32%	0.60%	N/A

1 year w/o sales charge	3.41%	2.66%	2.66%	3.69%

5 year	3.50%	3.40%	4.26%	4.79%

10 year	4.26%	4.32%	4.65%	4.92%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes.The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$6.53	$6.24	$6.31	$6.01	$6.38	$6.38
Income from investment operations
Net investment income	0.12	0.26	0.27	0.27	0.26	0.26
Net realized and unrealized gains or losses on securities	0.02	0.29	-0.07	0.30	-0.35	0.06
Total from investment operations	0.14	0.55	0.20	0.57	-0.09	0.32
Distributions to shareholders from
Net investment income	-0.12	-0.26	-0.27	-0.27	-0.26	-0.26
Net realized gains	0	0	0	0	-0.02	-0.06
Total distributions to shareholders	-0.12	-0.26	-0.27	-0.27	-0.28	-0.32
Net asset value, end of period	$6.55	$6.53	$6.24	$6.31	$6.01	$6.38
Total return[1]	2.17%	8.98%	3.21%	9.71%	-1.47%	5.14%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,070	$4,342	$2,907	$3,148	$744	$570
Ratios to average net assets
Expenses[2]	1.10%[3]	0.96%	0.87%	0.87%	0.86%	0.84%
Net investment income	3.66%[3]	4.03%	4.31%	4.40%	4.25%	4.04%
Portfolio turnover rate	6%	9%	18%	33%	86%	42%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$6.53	$6.24	$6.31	$6.01	$6.38	$6.38
Income from investment operations
Net investment income	0.10	0.21	0.22	0.22	0.22	0.21
Net realized and unrealized gains or losses on securities	0.02	0.29	-0.07	0.30	-0.35	0.06
Total from investment operations	0.12	0.50	0.15	0.52	-0.13	0.27
Distributions to shareholders from
Net investment income	-0.10	-0.21	-0.22	-0.22	-0.22	-0.21
Net realized gains	0	0	0	0	-0.02	-0.06
Total distributions to shareholders	-0.10	-0.21	-0.22	-0.22	-0.24	-0.27
Net asset value, end of period	$6.55	$6.53	$6.24	$6.31	$6.01	$6.38
Total return[1]	1.81%	8.17%	2.44%	8.90%	-2.21%	4.35%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,146	$4,480	$2,955	$1,788	$1,375	$1,180
Ratios to average net assets
Expenses[2]	1.81%[3]	1.71%	1.61%	1.62%	1.61%	1.58%
Net investment income	2.96%[3]	3.26%	3.52%	3.63%	3.45%	3.25%
Portfolio turnover rate	6%	9%	18%	33%	86%	42%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS C		2003	2002[1]
Net asset value, beginning of period	$6.53	$6.24	$6.24
Income from investment operations
Net investment income	0.10	0.21	0
Net realized and unrealized gains or losses on securities	0.02	0.29	0
Total from investment operations	0.12	0.50	0
Distributions to shareholders from
Net investment income	-0.10	-0.21	0
Net asset value, end of period	$6.55	$6.53	$6.24
Total return[2]	1.81%	8.17%	0.04%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,848	$2,345	$1
Ratios to average net assets
Expenses[3]	1.81%[4]	1.76%	1.61%[4]
Net investment income	2.97%[4]	3.13%	3.52%[4]
Portfolio turnover rate	6%	9%	18%

[1]   For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$6.53	$6.24	$6.31	$6.01	$6.38	$6.37
Income from investment operations
Net investment income	0.13	0.28	0.29	0.28	0.27	0.28
Net realized and unrealized gains or losses on securities	0.02	0.29	-0.07	0.30	-0.35	0.07
Total from investment operations	0.15	0.57	0.22	0.58	-0.08	0.35
Distributions to shareholders from
Net investment income	-0.13	-0.28	-0.29	-0.28	-0.27	-0.28
Net realized gains	0	0	0	0	-0.02	-0.06
Total distributions to shareholders	-0.13	-0.28	-0.29	-0.28	-0.29	-0.34
Net asset value, end of period	$6.55	$6.53	$6.24	$6.31	$6.01	$6.38
Total return	2.32%	9.25%	3.47%	9.98%	-1.22%	5.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$65,138	$63,580	$57,954	$58,938	$70,390	$73,890
Ratios to average net assets
Expenses[2]	0.81%[3]	0.71%	0.61%	0.62%	0.61%	0.58%
Net investment income	3.97%[3]	4.28%	4.54%	4.64%	4.47%	4.33%
Portfolio turnover rate	6%	9%	18%	33%	86%	42%

[1]   Effective at the close of business May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.6%
AIRPORT 2.1%
Connecticut Arpt. Auth. RB, 7.65%, 10/01/2012	AAA	$ 1,555,000	$ 1,652,732
COMMUNITY DEVELOPMENT DISTRICT 1.8%
Connecticut Dev. Auth. RB, Mary Wade Home:
Ser. A, 5.60%, 12/01/2007	NR	200,000	219,882
Ser. A, 5.70%, 12/01/2008	NR	100,000	110,834
Ser. A, 6.375%, 12/01/2018	NR	1,000,000	1,090,790
1,421,506
EDUCATION 7.0%
Connecticut Hlth. & Edl. Facs. Auth. RB:
Kent Sch. Corp., Ser. B, 5.50%, 07/01/2015	AAA	1,000,000	1,075,030
Univ. of Hartford, Ser. E, 5.00%, 07/01/2013	AA	1,000,000	1,089,530
Westminster Sch., Ser. A, 5.50%, 07/01/2016	AAA	1,500,000	1,642,200
Westover Sch., Ser. A, 6.00%, 07/01/2017	AA	1,505,000	1,732,827
5,539,587
ELECTRIC REVENUE 3.4%
Connecticut Dev. Auth. PCRB, 5.85%, 09/01/2028	BBB	1,000,000	1,046,490
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	A-	1,500,000	1,652,100
2,698,590
GENERAL OBLIGATION - LOCAL 10.5%
Cheshire, CT GO:
5.375%, 10/15/2013	Aa3	660,000	739,768
5.75%, 08/15/2009	Aa3	275,000	291,761
Hamden, CT GO, 5.40%, 08/15/2011, (Insd. by MBIA)	AAA	1,275,000	1,430,830
Middletown, CT GO, 6.00%, 04/15/2007	AA	1,000,000	1,144,250
Milford, CT GO, 5.20%, 01/15/2013	AA	500,000	563,900
Montville, CT GO, 5.25%, 12/01/2008	Aa3	300,000	343,569
New Haven, CT GO, Ser. C, 5.00%, 11/01/2019	AAA	1,000,000	1,071,990
Plainville, CT GO, 5.00%, 12/01/2017	Aaa	500,000	542,035
Sherman, CT GO, 5.00%, 08/15/2016	Aaa	395,000	442,894
Stamford, CT GO, 5.00%, 07/15/2017	AAA	200,000	215,954
Waterbury, CT GO:
6.00%, 02/01/2012	AA	645,000	727,837
6.00%, 02/01/2013	AA	680,000	767,516
8,282,304
GENERAL OBLIGATION - STATE 18.0%
Cmnwlth. of Puerto Rico GO:
5.50%, 07/01/2008, (Insd. by MBIA)	AAA	205,000	236,064
6.50%, 07/01/2014, (Insd. by MBIA)	AAA	2,000,000	2,523,420
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Connecticut GO:
5.125%, 11/15/2017	AA	$ 2,000,000	$ 2,177,660
6.00%, 03/01/2006	AA	1,000,000	1,108,740
Ser. A, 5.00%, 06/15/2008	AA	2,980,000	3,343,858
Ser. A, 6.00%, 04/15/2013	AA	3,000,000	3,587,430
Ser. C, 5.875%, 08/15/2009	Aaa	200,000	210,452
Ser. E, 5.125%, 11/15/2015	AA	1,000,000	1,098,120
14,285,744
HOSPITAL 15.0%
Connecticut Dev. Auth. RB, Elm Park Baptist, Inc. Proj., 5.75%, 12/01/2023	BBB+	750,000	766,147
Connecticut Hlth. & Ed. Facs. Auth. RB, Newington Children's Hosp., Ser. B, 6.05%, 07/01/2010, (Insd. by MBIA)	AAA	250,000	263,973
Connecticut Hlth. & Edl. Facs. Auth. RB:
Eastern CT Hlth. Network, Ser. A, 6.375%, 07/01/2016	AA	2,000,000	2,322,620
Greenwich Hosp. Assn., Ser. A, 5.40%, 07/01/2009	AAA	500,000	559,510
New Britain Gen. Hosp., Ser. B, 5.875%, 07/01/2008, (Insd. by AMBAC)	AAA	250,000	261,342
Newington Children's Hosp., Ser. B, 5.90%, 07/01/2008, (Insd. by MBIA)	AAA	1,000,000	1,045,540
St. Francis Hosp. & Med. Ctr., 5.375%, 07/01/2013	AA	1,000,000	1,117,140
Stamford Hosp., Ser. F, 5.25%, 07/01/2011	AAA	1,000,000	1,111,420
Veteran's Mem. Med. Ctr., Ser. A, 5.375%, 07/01/2014	AAA	1,000,000	1,096,220
Yale New Haven Hosp., Ser. H, 5.625%, 07/01/2016	AAA	1,000,000	1,106,090
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	A2	1,000,000	1,124,310
Med. Univ., SC Hosp. Auth. RB, Ser. A, 6.00%, 08/15/2013	BBB+	1,000,000	1,103,310
11,877,622
HOUSING 12.3%
Connecticut HFA RB:
Ser. G, 6.00%, 11/15/2027	AAA	425,000	441,061
Sub. Ser. B-2, 5.75%, 11/15/2021	AAA	750,000	784,950
Group Home Mtge., 5.70%, 06/15/2020	AAA	315,000	328,173
Mtge. Fin. Program:
4.75%, 11/15/2018 (+)	AAA	2,000,000	2,032,460
Ser. D-1, 5.75%, 11/15/2017	AAA	550,000	591,041
Ser. E-1, 5.90%, 05/15/2019	AAA	1,300,000	1,386,281
Spl. Needs Mtge., 5.25%, 06/15/2022	AAA	2,000,000	2,073,760
Taxable Hsg. Mtge. Fin., Sub. Ser. F-3, 5.05%, 11/15/2021	AAA	1,000,000	1,022,840
East Lyme, CT HFA RB:
4.00%, 07/15/2016	AAA	530,000	534,346
4.05%, 07/15/2017	AAA	535,000	537,659
9,732,571
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 1.3%
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	BB+	$ 1,000,000	$ 1,041,580
PRE-REFUNDED 1.6%
Connecticut Arpt. Auth. RB, 7.65%, 10/01/2012	AAA	695,000	740,808
Connecticut GO, Ser. A, 6.25%, 05/15/2006	AAA	20,000	22,519
Connecticut Hlth. & Edl. Facs. Auth. RB, Choate Rosemary Hall, Ser. A, 6.50%, 07/01/2009, (Insd. by MBIA)	AAA	225,000	236,486
Guam Pwr. Auth. RB, Ser. A, 5.90%, 10/01/2008, (Insd. by AMBAC)	AAA	250,000	267,090
1,266,903
RESOURCE RECOVERY 2.6%
Connecticut Resource Recovery Auth. RB, American Fuel Co., Ser. A-1, 5.50%, 11/15/2015	Baa2	1,000,000	1,022,990
Eastern CT Resource Recovery Auth. RB, Wheelabrator Lisbon Proj., Ser. A, 5.50%, 01/01/2014	BBB	1,000,000	1,003,260
2,026,250
SPECIAL TAX 13.0%
Connecticut Spl. Tax Obl. RB, Trans. Infrastructure:
Ser. A, 6.00%, 06/01/2006, (Insd. by FGIC)	AAA	1,000,000	1,118,410
Ser. B, 6.50%, 10/01/2010	AA-	3,905,000	4,755,040
Ser. C, 6.00%, 10/01/2008	AAA	3,800,000	4,462,796
10,336,246
STUDENT LOAN 1.3%
Connecticut Higher Ed. Loan Auth. RB, Family Ed. Loan Program, Ser. A, 5.375%, 11/15/2008	Aa3	935,000	1,000,011
TOBACCO REVENUE 0.5%
Children's Trust Fund, Puerto Rico Tobacco Settlement RB, 5.375%, 05/15/2033	BBB	485,000	429,807
TRANSPORTATION 3.4%
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	BBB	2,000,000	2,084,040
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. Hwy. RB, Rites-PA-1137B-R, 8.70%, 01/01/2009, (Insd. by AMBAC)	A	500,000	611,050
2,695,090
WATER & SEWER 2.8%
Cmnwlth. of Puerto Rico Aqueduct & Swr. Auth. RB, 5.20%, 07/01/2008, (Insd. by MBIA)	AAA	1,000,000	1,138,040
South Central, CT Regl. Wtr. Auth. RB, 5.25%, 08/01/2014	AAA	1,000,000	1,120,670
2,258,710
Total Municipal Obligations			76,545,253
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003  (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Municipal Money Market Fund (o) (++)	3,549,943	$ 3,549,943
Total Investments (cost $74,257,398) 101.1%		80,095,196
Other Assets and Liabilities (1.1%)		(893,223)
Net Assets 100.0%		$ 79,201,973

(+)	When-issued security
(++)	All or a portion of this security has been segregated for when-issued securities.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Corp.
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond

The following table shows the percent of total investments invested by geographic location as of September 30, 2003:

Connecticut	83.9%
Puerto Rico	8.3%
South Carolina	2.8%
New Mexico	1.3%
Guam	0.3%
Non-state specific	3.4%
Total	100.0%
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003  (unaudited)

Assets
Identified cost of securities	$ 74,257,398
Net unrealized gains on securities	5,837,798

Market value of securities	80,095,196
Receivable for Fund shares sold	47,290
Interest receivable	1,287,648
Prepaid expenses and other assets	45,832

Total assets	81,475,966

Liabilities
Dividends payable	234,067
Payable for securities purchased	2,002,111
Payable for Fund shares redeemed	20,000
Advisory fee payable	1,120
Distribution Plan expenses payable	267
Due to other related parties	215
Accrued expenses and other liabilities	16,213

Total liabilities	2,273,993

Net assets	$ 79,201,973

Net assets represented by
Paid-in capital	$ 75,597,104
Overdistributed net investment income	(19,250)
Accumulated net realized losses on securities	(2,213,679)
Net unrealized gains on securities	5,837,798

Total net assets	$ 79,201,973

Net assets consists of
Class A	$ 6,069,607
Class B	5,146,120
Class C	2,848,183
Class I	65,138,063

Total net assets	$ 79,201,973

Shares outstanding
Class A	926,169
Class B	785,229
Class C	434,600
Class I	9,939,220

Net asset value per share
Class A	$ 6.55
Class A -- Offering price (based on sales charge of 4.75%)	$ 6.88
Class B	$ 6.55
Class C	$ 6.55
Class C -- Offering price (based on sales charge of 1.00%)	$ 6.62
Class I	$ 6.55

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003  (unaudited)

Investment income
Interest	$ 1,833,146

Expenses
Advisory fee	199,597
Distribution Plan expenses
Class A	8,102
Class B	24,293
Class C	13,526
Administrative services fee	38,384
Transfer agent fees	5,317
Trustees' fees and expenses	553
Printing and postage expenses	11,349
Custodian fees	10,215
Registration and filing fees	31,635
Professional fees	8,712
Other	3,737

Total expenses	355,420
Less: Expense reductions	(131)
Expense reimbursements	(99)

Net expenses	355,190

Net investment income	1,477,956

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(39,749)
Net change in unrealized gains or losses on securities	307,258

Net realized and unrealized gains or losses on securities	267,509

Net increase in net assets resulting from operations	$ 1,745,465

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2003		Year Ended
	(unaudited)		March 31, 2003

Operations
Net investment income		$ 1,477,956		$ 2,927,545
Net realized losses on securities		(39,749)		(22,292)
Net change in unrealized gains or losses on securities		307,258		3,018,788

Net increase in net assets resulting from operations		1,745,465		5,924,041

Distributions to shareholders from
Net investment income
Class A		(98,986)		(153,918)
Class B		(72,068)		(120,761)
Class C		(40,174)		(29,765)
Class I		(1,267,756)		(2,649,496)

Total distributions to shareholders		(1,478,984)		(2,953,940)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	442,287	2,903,788	415,597	2,667,942
Class B	107,103	707,558	311,190	2,006,613
Class C	97,875	644,591	356,147	2,304,865
Class I	809,959	5,306,372	2,086,999	13,479,006

		9,562,309		20,458,426

Net asset value of shares issued in reinvestment of distributions
Class A	7,734	50,278	11,358	73,428
Class B	5,904	38,463	10,246	66,267
Class C	3,144	20,482	3,088	20,086
Class I	856	5,582	2,067	13,345

		114,805		173,126

Payment for shares redeemed
Class A	(189,021)	(1,224,404)	(227,553)	(1,456,378)
Class B	(14,201)	(92,021)	(108,480)	(695,252)
Class C	(25,654)	(166,497)	(160)	(1,034)
Class I	(612,222)	(4,005,139)	(1,633,198)	(10,519,476)

		(5,488,061)		(12,672,140)

Net increase in net assets resulting from capital share transactions		4,189,053		7,959,412

Total increase in net assets		4,455,534		10,929,513
Net assets
Beginning of period		74,746,439		63,816,926

End of period		$ 79,201,973		$ 74,746,439

Overdistributed net investment income		$ (19,250)		$ (18,222)

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Connecticut Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $99 which. Total amounts subject to recoupment as of September 30, 2003 were $12,912.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $8,060,760 and $4,049,622, respectively, for the six months ended September 30, 2003.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $74,257,398. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,880,421 and $42,623, respectively, with a net unrealized appreciation of $5,837,798.

As of March 31, 2003, the Fund had $2,141,388 in capital loss carryovers for federal income tax purposes with $310,076 expiring in 2008 and $1,831,312 expiring in 2009.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2003, the Fund incurred and elected to defer post-October losses of $32,542.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

20

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21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

568011   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen New Jersey Municipal Bond Fund

Evergreen New Jersey Municipal Bond Fund: Semiannual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New Jersey Municipal Bond Fund, which covers the six-month period ended September 30, 2003.

Over the past six months, fixed income investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance.

The first challenge for investors was the uncertain geopolitical environment. As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals, though, had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed, though, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by

1

LETTER TO SHAREHOLDERS continued

surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, though, market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Keith D. Lowe, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 7/16/1991

	Class A	Class B	Class C	Class I
Class inception date	7/16/1991	1/30/1996	3/27/2002	2/8/1996

6-month return with sales charge	-2.82%	-3.31%	-0.29%	N/A

6-month return w/o sales charge	2.05%	1.69%	1.69%	2.20%

Average annual return *

1 year with sales charge	-1.90%	-2.77%	0.22%	N/A

1 year w/o sales charge	2.96%	2.18%	2.18%	3.21%

5 year	3.29%	3.05%	3.83%	4.43%

10 year	4.48%	4.29%	4.76%	5.07%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen New Jersey Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.18	$10.79	$10.96	$10.48	$11.16	$11.11
Income from investment operations
Net investment income	0.22	0.47	0.49	0.50	0.51	0.51
Net realized and unrealized gains or losses on securities	0.01	0.39	-0.17	0.48	-0.66	0.11
Total from investment operations	0.23	0.86	0.32	0.98	-0.15	0.62
Distributions to shareholders from
Net investment income	-0.22	-0.47	-0.49	-0.50	-0.51	-0.51
Net realized gains	0	0	0	0	-0.02	-0.06
Total distributions to shareholders	-0.22	-0.47	-0.49	-0.50	-0.53	-0.57
Net asset value, end of period	$11.19	$11.18	$10.79	$10.96	$10.48	$11.16
Total return[1]	2.05%	8.04%	2.99%	9.64%	-1.33%	5.66%
Ratios and supplemental data
Net assets, end of period (thousands)	$55,414	$55,422	$63,623	$29,475	$28,135	$33,657
Ratios to average net assets
Expenses[2]	0.92%[3]	0.77%	0.67%	0.69%	0.56%	0.50%
Net investment income	3.84%[3]	4.19%	4.47%	4.72%	4.72%	4.52%
Portfolio turnover rate	10%	30%	19%	16%	55%	40%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.18	$10.79	$10.96	$10.48	$11.16	$11.11
Income from investment operations
Net investment income	0.18	0.37	0.40	0.41	0.41	0.40
Net realized and unrealized gains or losses on securities	0.01	0.39	-0.17	0.48	-0.66	0.11
Total from investment operations	0.19	0.76	0.23	0.89	-0.25	0.51
Distributions to shareholders from
Net investment income	-0.18	-0.37	-0.40	-0.41	-0.41	-0.40
Net realized gains	0	0	0	0	-0.02	-0.06
Total distributions to shareholders	-0.18	-0.37	-0.40	-0.41	-0.43	-0.46
Net asset value, end of period	$11.19	$11.18	$10.79	$10.96	$10.48	$11.16
Total return[1]	1.69%	7.13%	2.06%	8.65%	-2.21%	4.71%
Ratios and supplemental data
Net assets, end of period (thousands)	$35,719	$35,651	$26,018	$20,152	$19,582	$20,199
Ratios to average net assets
Expenses[2]	1.62%[3]	1.60%	1.57%	1.59%	1.47%	1.41%
Net investment income	3.13%[3]	3.34%	3.60%	3.81%	3.81%	3.59%
Portfolio turnover rate	10%	30%	19%	16%	55%	40%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS C		2003	2002[1]
Net asset value, beginning of period	$11.18	$10.79	$10.80
Income from investment operations
Net investment income	0.18	0.37	0
Net realized and unrealized gains or losses on securities	0.01	0.39	-0.01
Total from investment operations	0.19	0.76	-0.01
Distributions to shareholders from
Net investment income	-0.18	-0.37	0[2]
Net asset value, end of period	$11.19	$11.18	$10.79
Total return[3]	1.69%	7.13%	-0.05%
Ratios and supplemental data
Net assets, end of period (thousands)	$9,888	$8,007	$1
Ratios to average net assets
Expenses[4]	1.62%[5]	1.58%	1.57%[5]
Net investment income	3.12%[5]	3.22%	3.60%[5]
Portfolio turnover rate	10%	30%	19%

[1]   For the period from March 27, 2002 (commencement of class operations), to March 31, 2002.

[2]   Amount represents less than $0.005 per share

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.18	$10.79	$10.96	$10.48	$11.16	$11.11
Income from investment operations
Net investment income	0.23	0.48	0.51	0.51	0.52	0.52
Net realized and unrealized gains or losses on securities	0.01	0.39	-0.17	0.48	-0.66	0.11
Total from investment operations	0.24	0.87	0.34	0.99	-0.14	0.63
Distributions to shareholders from
Net investment income	-0.23	-0.48	-0.51	-0.51	-0.52	-0.52
Net realized gains	0	0	0	0	-0.02	-0.06
Total distributions to shareholders	-0.23	-0.48	-0.51	-0.51	-0.54	-0.58
Net asset value, end of period	$11.19	$11.18	$10.79	$10.96	$10.48	$11.16
Total return	2.20%	8.20%	3.09%	9.74%	-1.23%	5.76%
Ratios and supplemental data
Net assets, end of period (thousands)	$176,782	$178,219	$172,284	$177,206	$168,632	$123,419
Ratios to average net assets
Expenses[2]	0.62%[3]	0.60%	0.57%	0.60%	0.47%	0.41%
Net investment income	4.14%[3]	4.36%	4.61%	4.81%	4.83%	4.61%
Portfolio turnover rate	10%	30%	19%	16%	55%	40%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 92.4%
AIRPORT 1.9%
Port Auth. NY & NJ Spl. Obl. RB, JFK Intl. Arpt. Terminal, 5.75%, 12/01/2025	AAA	$ 5,000,000	$ 5,372,700
COMMUNITY DEVELOPMENT DISTRICT 0.5%
Middlesex Cnty., NJ Impt. Auth. RB, 5.25%, 09/15/2019	AAA	1,250,000	1,369,750
CONTINUING CARE RETIREMENT COMMUNITY 4.7%
Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien RHA Assisted Living, Ser. A, 6.90%, 07/01/2019	NR	1,575,000	1,533,562
New Jersey EDA RB:
1st Mtge., Reformed Church, 5.375%, 12/01/2018	BBB	1,150,000	1,128,299
1st Mtge., The Evergreens:
6.00%, 10/01/2017	NR	680,000	675,743
6.00%, 10/01/2022	NR	4,110,000	3,963,027
Evergreens Proj., 5.875%, 10/01/2012	NR	2,000,000	1,999,840
Franciscan Oaks Proj.:
5.60%, 10/01/2012	NR	1,000,000	962,540
5.70%, 10/01/2017	NR	3,000,000	2,737,800
13,000,811
EDUCATION 5.2%
Mercer Cnty., NJ Impt. Auth. RB, Sch. Dist. Proj.:
5.25%, 01/15/2021	AAA	1,320,000	1,420,373
5.25%, 01/15/2022	AAA	1,000,000	1,068,910
Mercer Cnty., NJ Impt. Auth. RRB:
Ser. A, 5.40%, 12/15/2003	AA-	500,000	504,535
Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	AA-	500,000	596,210
New Jersey EDA RB, Rutgers State Univ. Civic Ctr., 6.125%, 07/01/2024, (Insd. by AMBAC)	AAA	55,000	57,871
New Jersey Edl. Facs. Auth. RB:
5.125%, 09/01/2010	AAA	2,000,000	2,187,580
Ser. A, 5.25%, 09/01/2018, (Insd. by AMBAC)	AAA	3,895,000	4,257,118
Kean Univ.:
Ser. D, 5.25%, 07/01/2019	AAA	1,000,000	1,092,460
Ser. D, 5.25%, 07/01/2020	AAA	1,000,000	1,084,920
Princeton Univ.:
Ser. A, 5.75%, 07/01/2009	AAA	250,000	258,533
Ser. H, 5.25%, 07/01/2017	AAA	1,865,000	2,047,378
14,575,888
ELECTRIC REVENUE 0.4%
Puerto Rico Elec. Pwr. Auth. RB, 5.50%, 07/01/2018	A-	1,000,000	1,101,400
ESCROW 0.0%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	AAA	50,000	59,258
Burlington Cnty. Mem. Hosp. Proj., 6.00%, 07/01/2012	AAA	50,000	58,811
118,069
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 6.4%
Atlantic Cnty., NJ GO, Spl. Svcs. Vocational Sch., 5.70%, 08/01/2006, (Insd. by MBIA)	AAA	$ 300,000	$ 335,295
Bergen Cnty., NJ GO, 5.25%, 10/01/2010	Aaa	1,000,000	1,097,120
Branchburg Township, NJ GO, 6.45%, 08/01/2005	Aa2	160,000	174,920
Brigantine, NJ GO, 6.35%, 08/01/2004, (Insd. by MBIA)	AAA	500,000	502,140
Cmnwlth. of Puerto Rico GO:
5.375%, 07/01/2021	AAA	1,000,000	1,146,320
6.50%, 07/01/2008, (Insd. by MBIA)	AAA	1,115,000	1,329,637
Eatontown, NJ GO, 6.70%, 10/01/2004	A1	250,000	263,922
Essex Cnty., NJ Impt. Auth. GO, 5.80%, 11/01/2007	AA	500,000	572,700
Flemington Raritan, NJ Sch. Dist. GO, 5.70%, 05/01/2006	AA	50,000	52,381
Franklin Township, NJ GO, Sch. Dist., 6.20%, 04/01/2005	AA	500,000	537,700
Freehold Township, NJ Board of Ed. GO, 5.40%, 07/15/2024, (Insd. by FSA)	AAA	1,455,000	1,613,217
Freehold, NJ Regl. High Sch. GO:
5.60%, 03/01/2012	AAA	1,630,000	1,887,605
5.60%, 03/01/2013	AAA	1,065,000	1,233,313
Gloucester Township, NJ GO, 5.45%,
07/15/2007, (Insd. by AMBAC)	AAA	500,000	566,745
Hunterdon, NJ Central Regl. High Sch. Dist. GO, 5.65%, 05/01/2014, (Insd. by FSA)	AAA	1,000,000	1,091,160
Lakewood Township, NJ GO, Sch. Dist.,
6.25%, 02/15/2012, (Insd. by AMBAC)	AAA	400,000	482,008
Middletown Township, NJ GO, 5.20%, 08/01/2007	AA	335,000	375,877
Millburn Township, NJ Board of Ed. GO, 5.35%, 07/15/2011	AA	960,000	1,106,515
Morris Cnty., NJ GO, 6.00%, 07/15/2004	AAA	1,000,000	1,039,290
No. Brunswick Township, NJ Board of Ed. GO, 7.15%, 12/15/2004	AA	250,000	267,862
Randolph Township, NJ Sch. Dist. GO, 6.30%, 03/15/2006, (Insd. by FSA)	AAA	500,000	559,835
Tinton Falls, NJ Schools GO, 5.85%, 10/15/2004, (Insd. by MBIA)	AAA	745,000	782,146
Voorhees Township, NJ GO:
5.95%, 07/15/2007	AA	370,000	424,235
6.875%, 09/01/2004	A1	200,000	210,350
Washington Township, NJ GO, Board of Ed., 7.50%, 04/15/2009	AA	130,000	162,166
17,814,459
GENERAL OBLIGATION - STATE 4.2%
New Jersey GO:
Ser. D, 5.80%, 02/15/2007	AA	500,000	565,105
Ser. E, 6.00%, 07/15/2009	AA	6,500,000	7,680,855
Ser. F, 5.50%, 08/01/2011	AA	3,000,000	3,467,790
11,713,750
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 11.8%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp., 5.75%, 07/01/2022	Baa1	$ 500,000	$ 528,090
Doctor's Cmnty. Hosp., Inc., 5.75%, 07/01/2013	BBB-	2,500,000	2,539,250
New Jersey Hlth. Care Facs. Fin. Auth. RB:
6.00%, 07/01/2011, (Insd. by AMBAC)	AAA	1,345,000	1,589,023
Atlantic City Med. Ctr., 6.00%, 07/01/2012	A-	3,000,000	3,378,990
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	A2	3,825,000	4,003,436
Hackensack Univ. Med. Ctr., 5.875%, 01/01/2015	A2	1,000,000	1,080,570
Jersey City Med. Ctr., 4.80%, 08/01/2021, (Insd. by AMBAC & FHA)	AAA	2,000,000	2,072,140
Johnson Univ. Hosp. Proj., 5.70%, 07/01/2020	A+	2,000,000	2,158,560
Meridian Hlth. Sys. Obl. Group:
5.50%, 07/01/2010, (Insd. by FSA)	AAA	3,750,000	4,266,975
5.625%, 07/01/2011, (Insd. by FSA)	AAA	6,235,000	7,073,109
St. Joseph's Hosp. & Med. Ctr., 5.70%, 07/01/2011	AAA	1,000,000	1,077,990
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., Ser. A, 6.00%, 01/15/2022	A	2,900,000	3,078,466
32,846,599
HOUSING 7.5%
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
5.30%, 10/01/2008, (Insd. by MBIA)	AAA	3,140,000	3,392,833
5.40%, 10/01/2009, (Insd. by MBIA)	AAA	4,385,000	4,746,280
Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	AAA	2,000,000	2,094,020
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	AAA	1,250,000	1,317,888
Ser. E-1, 5.35%, 11/01/2013, (Insd. by FSA)	AAA	3,000,000	3,152,580
Ser. E-1, 5.45%, 11/01/2014, (Insd. by FSA)	AAA	1,000,000	1,049,010
Ser. E-1, 5.70%, 05/01/2020, (Insd. by FSA)	AAA	225,000	239,659
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	AAA	1,000,000	1,065,150
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	AAA	2,650,000	2,779,929
Ser. F, 5.30%, 05/01/2015, (Insd. by FSA)	AAA	405,000	426,246
Ser. F, 5.30%, 11/01/2015, (Insd. by FSA)	AAA	425,000	447,296
20,710,891
INDUSTRIAL DEVELOPMENT REVENUE 2.6%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, Federal Express Corp. Proj., 6.375%, 04/01/2021	BBB	4,000,000	4,193,280
Ohio Wtr. Dev. Auth. Solid Wst. Disp. RB, North Star BHP Steel Cargill, 6.30%, 09/01/2020	A+	3,000,000	3,133,050
7,326,330
LEASE 3.6%
Camden Cnty., NJ Impt. Auth. Lease RB, 5.625%, 10/01/2015, (Insd. by MBIA)	AAA	500,000	553,945
Cmnwlth. of Puerto Rico RB, Pub. Bldg. Auth. Govt. Facs., Ser. A., 6.25%, 07/01/2009, (Insd. by AMBAC)	AAA	250,000	299,117
Essex Cnty., NJ Impt. Auth. Lease RB, Correctional Fac. Proj., 5.75%, 10/01/2012, (Insd. by FGIC)	Aaa	3,090,000	3,577,695
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Mercer Cnty., NJ Impt. Auth. RB, Govt. Leasing, 5.40%, 12/01/2005	AA-	$ 900,000	$ 915,291
New Jersey EDA RB:
Dept. of Human Svcs.:
5.75%, 07/01/2013	A	1,100,000	1,255,298
Ser. A, 5.70%, 07/01/2012	A	2,430,000	2,725,537
Performing Arts Ctr. Proj., 5.50%, 06/15/2013, (Insd. by AMBAC)	AAA	500,000	558,495
9,885,378
MISCELLANEOUS REVENUE 2.5%
Garden State Preservation Trust RB, Ser. A, 5.25%, 11/01/2018	AAA	2,860,000	3,159,213
New Jersey EDRB, 5.25%, 11/15/2018	Aaa	1,745,000	1,913,096
New Jersey Env. Infrastructure Trust RB, Ser. B, 5.00%, 09/01/2015	AAA	1,705,000	1,816,609
6,888,918
PORT AUTHORITY 13.9%
Delaware River & Bay Auth. RB:
5.40%, 01/01/2016, (Insd. by FGIC)	AAA	1,000,000	1,086,310
Ser. A, 5.70%, 01/01/2019, (Insd. by FGIC)	AAA	750,000	846,360
Delaware River Port Auth., PA & NJ RB:
5.40%, 01/01/2015, (Insd. by FGIC)	AAA	2,500,000	2,715,775
5.40%, 01/01/2016, (Insd. by FGIC)	AAA	1,000,000	1,086,310
Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	AAA	4,330,000	4,843,754
Port Auth. NY & NJ RB:
5.60%, 12/01/2009	AA-	650,000	689,331
6.00%, 07/15/2008	AA-	7,275,000	8,176,227
Ser. 1038, 5.50%, 10/02/2003, (Insd. by FGIC)	AAA	5,000,000	6,182,100
Ser. 4, 6.75%, 10/01/2011	NR	5,000,000	5,218,000
Port Auth. NY & NJ Spl. Obl. RB, JFK Intl. Arpt. Terminal 6, 5.90%, 12/01/2017, (Insd. by MBIA)	AAA	2,000,000	2,263,880
Port of Seattle, WA RRB, Ser. D, 6.00%, 02/01/2011,
(Insd. by MBIA)	AAA	2,000,000	2,303,180
So. Jersey Port Corp. RB, Ser. L, 5.25%, 01/01/2013	A	2,870,000	3,080,657
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	Aa2	50,000	53,823
38,545,707
PRE-REFUNDED 2.5%
Cmnwlth. of Puerto Rico GO, 6.50%, 07/01/2023	AAA	1,000,000	1,056,170
Essex Cnty., NJ Utils. Auth. Solid Wst. RB:
Ser. A, 5.50%, 04/01/2011, (Insd. by FSA)	AAA	250,000	280,415
Ser. A, 5.60%, 04/01/2016, (Insd. by FSA)	AAA	250,000	281,028
New Jersey Edl. Facs. Auth. RB, Harrogate, Inc., Ser. B, 5.80%, 07/01/2009, (Insd. by AMBAC)	AAA	500,000	522,910
No. Brunswick Township, NJ Board of Ed. GO, 6.30%, 02/01/2012	AA	150,000	160,356
No. Brunswick Township, NJ GO, 6.00%, 12/01/2008	A1	1,000,000	1,018,480
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
So. Brunswick Township, NJ Board of Ed. GO, 6.40%, 08/01/2011, (Insd. by FGIC)	AAA	$ 1,000,000	$ 1,095,730
Sparta Township, NJ GO, 5.80%, 09/01/2023, (Insd. by MBIA)	AAA	1,100,000	1,237,863
Toms River, NJ GO, Board of Ed. Sch. Bond Reserve Act, 5.75%, 07/15/2019, (Insd. by FGIC)	AAA	1,095,000	1,253,983
6,906,935
PUBLIC FACILITIES 2.5%
New Jersey Sports & Exposition Auth. RB:
Ser. A, 5.375%, 09/01/2015	AA-	1,000,000	1,013,090
Ser. A, 5.75%, 03/01/2010, (Insd. by MBIA)	AAA	4,085,000	4,765,234
Ser. A, 6.00%, 03/01/2015, (Insd. by MBIA)	AAA	1,000,000	1,156,270
6,934,594
RESOURCE RECOVERY 0.2%
Bergen Cnty., NJ Util. Auth. Wtr. & PCRB, 5.625%, 12/15/2004, (Insd. by FGIC)	AAA	500,000	527,170
SOLID WASTE 3.3%
Oregon Economic Dev. Dept. Solid Wst. Disp. RB, Weyerhaeuser Co. Proj., 2.09%, 10/01/2023 VRDN	BBB	1,000,000	1,000,000
Port Longview, WA Indl. Dev. Corp. Solid Wst. Disposal RB, Weyerhaeuser Co. Proj., 3.58%, 10/01/2028 VRDN	BBB	8,200,000	8,200,000
9,200,000
SPECIAL TAX 1.1%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A, 5.50%, 10/01/2013	BBB-	3,000,000	3,136,500
STUDENT LOAN 0.3%
New Jersey Higher Ed. Facs. RB, Student Loan Program, 5.80%, 06/01/2016, (Insd. by AMBAC)	AAA	710,000	741,645
TOBACCO REVENUE 2.0%
Children's Trust Fund, Puerto Rico Tobacco Settlement RB, 5.375%, 05/15/2033	BBB	485,000	429,807
Tobacco Settlement Fin. Corp., NJ RB:
5.75%, 06/01/2032	BBB	3,000,000	2,538,480
6.125%, 06/01/2024	BBB	3,000,000	2,715,090
5,683,377
TRANSPORTATION 10.3%
Burlington Cnty., NJ Bridge Commission RB, Cnty. Gtd. Governmental Leasing Program:
5.25%, 08/15/2020	AA	1,000,000	1,075,540
5.25%, 08/15/2021	AA	1,500,000	1,603,005
Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. W, 5.50%, 07/01/2015, (Gtd. by IBC & Insd. by MBIA)	AAA	2,300,000	2,693,944
Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	AAA	2,000,000	2,438,580
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New Jersey EDA RB, Trans. Proj., Ser. A, 5.75%, 05/01/2011, (Insd. by FSA)	AAA	$ 1,000,000	$ 1,167,370
New Jersey Hwy. Auth. RB, 5.15%, 01/01/2007	AA-	1,000,000	1,107,690
New Jersey Tpke. Auth. RB:
Ser. A, 5.75%, 01/01/2018, (Insd. by MBIA)	AAA	3,300,000	3,723,423
Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	AAA	3,000,000	3,711,810
New Jersey Trans. Corp. COP:
6.50%, 10/01/2016, (Insd. by FSA)	AAA	300,000	351,033
Federal Trans. Administration Grants, Ser. A, 5.75%, 09/15/2011, (Insd. by AMBAC)	AAA	1,150,000	1,350,479
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys.:
Ser. A, 5.625%, 06/15/2013	AA-	1,200,000	1,386,468
Ser. A, 5.625%, 06/15/2014	AA-	1,500,000	1,750,410
Ser. A, 5.75%, 06/15/2015	AA-	1,300,000	1,530,958
Ser. A, 6.00%, 12/15/2006, (Insd. by AMBAC)	AAA	3,000,000	3,418,410
Ser. B, 6.50%, 06/15/2010, (Insd. by MBIA)	AAA	1,000,000	1,216,255
28,525,375
WATER & SEWER 5.0%
Cmnwlth. of Puerto Rico, Aqueduct & Swr. Auth. RB, 6.25%, 07/01/2012, (Insd. by MBIA)	AAA	1,000,000	1,215,830
Gloucester Township, NJ Muni. Util. Auth. RB, 5.55%, 03/01/2009, (Insd. by AMBAC)	AAA	1,000,000	1,152,350
Jersey City, NJ Refunding GO, Ser. A, 5.30%, 10/01/2009, (Insd. by AMBAC)	AAA	250,000	281,860
New Jersey Wstwtr. Treatment RB:
5.25%, 11/01/2008, (Insd. by MBIA)	AAA	1,000,000	1,131,570
Ser. A, 5.25%, 09/01/2012	AAA	1,000,000	1,116,570
Ser. A, 7.00%, 05/15/2007, (Insd. by MBIA)	AAA	2,670,000	3,152,042
Ser. C, 6.625%, 05/15/2007, (Insd. by MBIA)	AAA	2,000,000	2,333,360
No. Bergen Township, NJ Muni. Util. Auth. Swr. RB, 5.375%, 12/15/2012, (Insd. by FGIC)	AAA	1,000,000	1,028,520
Northwest Bergen Cnty., NJ Utils. Auth. Sys. RB, 6.00%, 07/15/2009, (Insd. by MBIA)	AAA	1,000,000	1,024,020
Secaucus, NJ Muni. Utils. Auth. Swr. RB, Ser. A, 6.10%, 12/01/2010	AA-	500,000	538,530
Stafford, NJ Muni. Utils. Auth. RB, 6.20%, 06/01/2007, (Insd. by MBIA)	AAA	370,000	375,250
Stony Brook Regl. Swr. Auth. NJ RB, Ser. B, 5.45%, 12/01/2012	AA-	500,000	577,330
13,927,232
Total Municipal Obligations			256,853,478
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 7.1%
MUTUAL FUND SHARES 7.1%
Evergreen Institutional Municipal Money Market Fund (o)	19,697,816	$ 19,697,816
Total Investments (cost $258,063,937) 99.5%		276,551,294
Other Assets and Liabilities 0.5%		1,251,445
Net Assets 100.0%		$ 277,802,739

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certification
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Corp.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Resource Healthcare of America, Inc.
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GO	General Obligation	VRDN	Variable Rate Demand Note

The following table shows the percent of total investments invested by geographic location as of September 30, 2003:

New Jersey	77.2%
Puerto Rico	4.2%
Washington	3.8%
Florida	1.5%
Maryland	1.1%
Ohio	1.1%
Pennsylvania	1.1%
Virginia	1.1%
Virgin Islands	1.1%
Delaware	0.7%
Georgia	0.6%
Oregon	0.4%
Non-state specific	6.1%
Total	100.0%
See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 258,063,937
Net unrealized gains on securities	18,487,357

Market value of securities	276,551,294
Receivable for securities sold	1,515,000
Receivable for Fund shares sold	248,494
Interest receivable	3,969,819
Prepaid expenses and other assets	65,293

Total assets	282,349,900

Liabilities
Dividends payable	856,789
Payable for securities purchased	2,454,448
Payable for Fund shares redeemed	1,193,657
Advisory fee payable	3,187
Distribution Plan expenses payable	1,699
Due to other related parties	759
Accrued expenses and other liabilities	36,622

Total liabilities	4,547,161

Net assets	$ 277,802,739

Net assets represented by
Paid-in capital	$ 267,973,124
Overdistributed net investment income	(27,173)
Accumulated net realized losses on securities	(8,630,569)
Net unrealized gains on securities	18,487,357

Total net assets	$ 277,802,739

Net assets consists of
Class A	$ 55,414,371
Class B	35,718,872
Class C	9,887,837
Class I	176,781,659

Total net assets	$ 277,802,739

Shares outstanding
Class A	4,952,531
Class B	3,192,252
Class C	883,709
Class I	15,799,467

Net asset value per share
Class A	$ 11.19
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.75
Class B	$ 11.19
Class C	$ 11.19
Class C -- Offering price (based on sales charge of 1.00%)	$ 11.30
Class I	$ 11.19

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003 (unaudited)

Investment income
Interest	$ 6,660,711

Expenses
Advisory fee	588,113
Distribution Plan expenses
Class A	86,742
Class B	179,011
Class C	45,790
Administrative services fee	140,027
Transfer agent fees	33,615
Trustees' fees and expenses	1,960
Printing and postage expenses	12,431
Custodian fees	37,340
Registration and filing fees	34,925
Professional fees	10,933
Other	9,156

Total expenses	1,180,043
Less: Expense reductions	(333)
Expense reimbursements	(1,273)

Net expenses	1,178,437

Net investment income	5,482,274

Net realized and unrealized gains or losses on securities
Net realized gains on securities	431,387
Net change in unrealized gains or losses on securities	(242,396)

Net realized and unrealized gains or losses on securities	188,991

Net increase in net assets resulting from operations	$ 5,671,265

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2003		Year Ended
	(unaudited)		March 31, 2003

Operations
Net investment income		$ 5,482,274		$ 11,148,621
Net realized gains or losses on securities		431,387		(1,057,590)
Net change in unrealized gains or losses on securities		(242,396)		10,348,094

Net increase in net assets resulting from operations		5,671,265		20,439,125

Distributions to shareholders from
Net investment income
Class A		(1,124,319)		(2,208,415)
Class B		(566,619)		(1,039,897)
Class C		(144,612)		(95,633)
Class I		(3,697,261)		(7,790,766)

Total distributions to shareholders		(5,532,811)		(11,134,711)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	971,501	10,839,151	1,968,573	21,867,991
Class B	335,170	3,755,914	1,100,859	12,252,765
Class C	286,452	3,224,782	726,676	8,125,145
Class I	873,238	9,742,119	2,471,110	27,399,778

		27,561,966		69,645,679

Net asset value of shares issued in reinvestment of distributions
Class A	45,955	512,923	94,778	1,053,768
Class B	28,466	317,649	60,945	677,661
Class C	5,343	59,566	4,811	53,689
Class I	6,270	69,976	17,750	197,346

		960,114		1,982,464

Automatic conversion of Class B shares to Class A shares
Class A	101,749	1,150,356	48,961	550,732
Class B	(101,749)	(1,150,356)	(48,961)	(550,732)

		0		0

Payment for shares redeemed
Class A	(1,122,748)	(12,535,180)	(3,050,381)	(33,771,265)
Class B	(257,202)	(2,885,301)	(335,614)	(3,723,854)
Class C	(124,114)	(1,390,598)	(15,552)	(172,910)
Class I	(1,015,526)	(11,345,986)	(2,513,672)	(27,891,249)

		(28,157,065)		(65,559,278)

Net increase in net assets resulting from capital share transactions		365,015		6,068,865

Total increase in net assets		503,469		15,373,279
Net assets
Beginning of period		277,299,270		261,925,991

End of period		$ 277,802,739		$ 277,299,270

Undistributed (overdistributed) net investment income		$ (27,173)		$ 23,364

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $1,273. Total amounts subject to recoupment as of September 30, 2003 were $2,140.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $27,665,371 and $36,297,377, respectively, for the six months ended September 30, 2003.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $258,063,937. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,128,770 and $641,413, respectively, with a net unrealized appreciation of $18,487,357.

As of March 31, 2003, the Fund had $7,796,352 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 1,004,794	$ 5,635,479	$ 972,505	$ 183,574

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2003, the Fund incurred and elected to defer post-October losses of $1,265,604.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

568012   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen New York Municipal Bond Fund

Evergreen New York Municipal Bond Fund: Semiannual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New York Municipal Bond Fund, which covers the six-month period ended September 30, 2003.

Over the past six months, fixed income investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance.

The first challenge for investors was the uncertain geopolitical environment. As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals, though, had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed, though, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by

1

LETTER TO SHAREHOLDERS continued

surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, though, market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

2

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

3

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Michael Pietronico
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/3/1995

	Class A	Class B	Class C	Class I
Class inception date	10/17/2001	11/8/2002	11/8/2002	4/3/1995

6-month return with sales charge	-1.99%	-2.46%	0.55%	N/A

6-month return w/o sales charge	2.90%	2.54%	2.54%	3.05%

Average annual return *

1 year with sales charge	-1.63%	-2.24%	0.62%	N/A

1 year w/o sales charge	3.30%	2.64%	2.64%	3.58%

5 year	4.81%	5.45%	5.56%	5.97%

Since portfolio inception	5.78%	6.35%	6.23%	6.47%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen New York Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class A prior to 11/8/2002 is based on (1) the performance of the Advisor shares of the fund's predecessor fund, OFFIT New York Municipal Fund, and (2) prior to its inception, on the Select shares, the original class offered by the fund's predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 11/8/2002 is based on the performance of the Select shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Advisor shares, 0.30% for Class A and 1.00% for Classes B and C. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of September 30, 2003, and subject to change.

5

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31, 2003[1]	Year Ended December 31,
CLASS A			2002[2]	2001[2,3]
Net asset value, beginning of period	$11.21	$11.22	$10.77	$11.31
Income from investment operations
Net investment income	0.15	0.08	0.36	0.06
Net realized and unrealized gains or losses on securities	0.17	-0.01	0.67	-0.16
Total from investment operations	0.32	0.07	1.03	-0.10
Distributions to shareholders from
Net investment income	-0.15	-0.08	-0.36	-0.06
Net realized gains	-0.10	0	-0.22	-0.38
Total distributions to shareholders	-0.25	-0.08	-0.58	-0.44
Net asset value, end of period	$11.28	$11.21	$11.22	$10.77
Total return[4]	2.90%	0.60%	9.76%	-0.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,468	$2,736	$2,015	$50
Ratios to average net assets
Expenses[5]	0.90%[6]	0.82%[6]	0.78%	0.75%[6]
Net investment income	2.62%[6]	2.85%[6]	3.24%	2.82%[6]
Portfolio turnover rate	103%	42%	286%	245%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   Effective at the close of business on November 8, 2002, Evergreen New York Municipal Bond Fund acquired the net assets of OFFIT New York Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Advisor shares of OFFIT Fund.

[3]   For the period from October 17, 2001 (commencement of class operations), to December 31, 2001.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)	Year Ended March 31, 2003[1]
			Year Ended December 31, 2002[2]
CLASS B
Net asset value, beginning of period	$11.21	$11.22	$11.14
Income from investment operations
Net investment income	0.11	0.06	0.04
Net realized and unrealized gains or losses on securities	0.17	-0.01	0.08
Total from investment operations	0.28	0.05	0.12
Distributions to shareholders from
Net investment income	-0.11	-0.06	-0.04
Net realized gains	-0.10	0	0
Total distributions to shareholders	-0.21	-0.06	-0.04
Net asset value, end of period	$11.28	$11.21	$11.22
Total return[3]	2.54%	0.42%	1.07%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,753	$2,342	$972
Ratios to average net assets
Expenses[4]	1.60%[5]	1.58%[5]	1.53%[5]
Net investment income	1.92%[5]	2.11%[5]	2.42%[5]
Portfolio turnover rate	103%	42%	286%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)	Year Ended March 31, 2003[1]
			Year Ended December 31, 2002[2]
CLASS C
Net asset value, beginning of period	$11.21	$11.22	$11.14
Income from investment operations
Net investment income	0.11	0.06	0.04
Net realized and unrealized gains or losses on securities	0.17	-0.01	0.08
Total from investment operations	0.28	0.05	0.12
Distributions to shareholders from
Net investment income	-0.11	-0.06	-0.04
Net realized gains	-0.10	0	0
Total distributions to shareholders	-0.21	-0.06	-0.04
Net asset value, end of period	$11.28	$11.21	$11.22
Total return[3]	2.54%	0.42%	1.07%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,082	$4,747	$3,357
Ratios to average net assets
Expenses[4]	1.60%[5]	1.57%[5]	1.52%[5]
Net investment income	1.93%[5]	2.10%[5]	2.31%[5]
Portfolio turnover rate	103%	42%	286%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31, 2003[1]	Year Ended December 31,
CLASS I			2002[2]	2001[2]	2000[2]	1999[2]	1998[2]
Net asset value, beginning of period	$11.21	$11.22	$10.77	$10.90	$10.32	$10.82	$10.69
Income from investment operations
Net investment income	0.17	0.08	0.38	0.38	0.48	0.43	0.44
Net realized and unrealized gains or losses on securities	0.17	-0.01	0.67	0.25	0.58	-0.50	0.19
Total from investment operations	0.34	0.07	1.05	0.63	1.06	-0.07	0.63
Distributions to shareholders from
Net investment income	-0.17	-0.08	-0.38	-0.38	-0.48	-0.43	-0.44
Net realized gains	-0.10	0	-0.22	-0.38	0	0	-0.06
Total distributions to shareholders	-0.27	-0.08	-0.60	-0.76	-0.48	-0.43	-0.50
Net asset value, end of period	$11.28	$11.21	$11.22	$10.77	$10.90	$10.32	$10.82
Total return	3.05%	0.66%	10.04%	5.94%	10.54%	-0.65%	6.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$97,023	$102,678	$101,193	$101,878	$85,190	$68,228	$67,793
Ratios to average net assets
Expenses[3]	0.60%[4]	0.58%[4]	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.94%[4]	3.11%[4]	3.48%	3.43%	4.56%	4.09%	4.08%
Portfolio turnover rate	103%	42%	286%	245%	256%	93%	132%

[1]   For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.

[2]   Effective at the close of business on November 8, 2002, Evergreen New York Municipal Bond Fund acquired the net assets of OFFIT New York Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.1%
CAPITAL IMPROVEMENTS 2.6%
New York Bridge Auth. RB, 5.00%, 01/01/2014	AA-	$2,655,000	$ 2,898,384
COMMUNITY DEVELOPMENT DISTRICT 1.6%
New York Urban Dev. Corp. RB:
5.00%, 12/15/2013	AA	250,000	276,557
5.375%, 03/15/2016	AA	1,360,000	1,499,210
1,775,767
EDUCATION 12.5%
New York Dorm. Auth. RB:
5.00%, 12/15/2007	AA	4,535,000	5,081,966
5.00%, 07/01/2009	Aaa	1,000,000	1,128,000
5.375%, 07/01/2017	AA-	1,310,000	1,437,778
5.50%, 05/15/2009	AA-	1,500,000	1,691,025
Ser. A, 5.75%, 07/01/2012	AAA	1,000,000	1,170,370
Troy, NY IDA RRB:
Ser. A, 5.50%, 09/01/2012	A+	1,145,000	1,318,456
Ser. A, 5.50%, 09/01/2013	A+	1,100,000	1,255,232
Ser. A, 5.50%, 09/01/2015	A+	620,000	702,094
13,784,921
GENERAL OBLIGATION - LOCAL 30.0%
Albany Cnty., NY GO, Ser. B, 5.60%, 03/15/2007	AAA	700,000	792,561
Liverpool, NY Sch. Dist. GO:
5.00%, 07/15/2013	AAA	985,000	1,088,317
5.125%, 07/15/2016	AAA	1,165,000	1,272,098
New York, NY GO:
Ser. A, 5.00%, 04/01/2010	AA	4,335,000	4,852,729
Ser. F, 5.00%, 09/15/2006	AA	1,600,000	1,758,992
Ser. F, 6.50%, 05/15/2012	A	1,000,000	1,153,390
Ser. H, 5.75%, 03/15/2013	AAA	5,000,000	5,735,900
Onondaga Cnty., NY GO:
Ser. A, 5.00%, 05/01/2014	AA+	1,945,000	2,136,991
Ser. A, 5.00%, 05/01/2015	AA+	2,650,000	2,897,271
Ser. A, 5.00%, 05/01/2016	AA+	1,250,000	1,357,063
Ser. A, 5.00%, 07/15/2017	AA+	1,760,000	1,911,747
Orange Cnty., NY GO, 6.00%, 11/15/2008	Aa1	470,000	554,849
Sachem, NY Sch. Dist. GO:
4.00%, 06/15/2008	AAA	1,315,000	1,424,632
4.00%, 06/15/2009	AAA	1,990,000	2,146,394
4.00%, 06/15/2010	AAA	1,040,000	1,113,310
Scarsdale, NY Free Sch. Dist. GO:
4.00%, 06/01/2010	Aaa	1,845,000	1,977,397
4.125%, 06/01/2012	Aaa	335,000	352,444
4.25%, 06/01/2013	Aaa	570,000	599,651
33,125,736
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 4.9%
New York HFA RB, Ser. A:
5.25%, 09/15/2015	AA	$1,775,000	$ 1,979,356
5.25%, 09/15/2018, (Insd. by MBIA)	AAA	1,000,000	1,086,940
New York Mtge. Agcy. SFHRB:
Ser. 37, 5.85%, 10/01/2006	Aa2	125,000	130,318
Ser. 37, 5.95%, 04/01/2007	Aa2	100,000	104,029
Ser. 50, 5.35%, 04/01/2007	Aa1	240,000	258,466
Ser. 50, 5.80%, 10/01/2006	Aa1	200,000	214,598
Ser. 67, 5.30%, 10/01/2010	Aa1	585,000	619,345
Ser. 77, 5.90%, 10/01/2013	Aa1	610,000	640,030
Ser. 102, 4.70%, 10/01/2016	Aa1	350,000	362,995
5,396,077
PORT AUTHORITY 1.5%
Port Auth. NY & NJ RB:
FRN, 0.90%, 06/01/2020, (SPA: Morgan Guaranty Trust)	A-	400,000	400,000
5.25%, 07/15/2007	AA-	1,185,000	1,310,065
1,710,065
POWER 2.0%
New York Pwr. Auth. RB:
Ser. A, 5.00%, 11/15/2017	AA-	1,000,000	1,074,990
Ser. A, 5.25%, 11/15/2016	AA-	1,000,000	1,106,820
2,181,810
SALES TAX 10.1%
Nassau Cnty., NY Fin. Agcy. RB, 5.00%, 11/15/2018	AAA	3,000,000	3,214,050
New York Muni. Assistance Corp. RB:
Ser. 1, 6.25%, 07/01/2007	AA+	550,000	637,543
Ser. O, 5.25%, 07/01/2007	AA+	1,000,000	1,125,010
New York, NY Transitional RB:
Ser. A, 5.00%, 08/01/2015	AA+	1,000,000	1,093,370
Ser. A, 5.00%, 08/01/2018	AA+	3,925,000	4,188,721
Ser. B, 5.375%, 02/01/2014	AA+	325,000	363,873
Ser. C, 5.875%, 11/01/2015	AA+	465,000	538,196
11,160,763
TRANSPORTATION 17.5%
New York Metro. Trans. Auth. RB:
Ser. B, 4.00%, 11/15/2008	A	270,000	287,528
Ser. B, 5.25%, 11/15/2017, (Insd. by FGIC)	AAA	2,000,000	2,220,440
New York Thruway Auth. RB:
Ser. A, 5.00%, 03/15/2017, (Insd. by MBIA)	AAA	2,000,000	2,154,540
Ser. A, 5.75%, 04/01/2009	AAA	1,000,000	1,160,260
Ser. B, 5.00%, 04/01/2016	AAA	3,325,000	3,613,111
Ser. B, 5.00%, 04/01/2017	AAA	2,000,000	2,155,180
Ser. B, 5.25%, 04/01/2013	AAA	1,250,000	1,389,763
Ser. E, 5.25%, 01/01/2010	AAA	2,250,000	2,508,052
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Triborough, NY Bridge & Tunnel Auth. RB:
Ser. A, 5.25%, 01/01/2015	AA-	$2,410,000	$ 2,653,627
Ser. B, 5.25%, 11/15/2015	AA-	1,000,000	1,135,620
19,278,121
WATER & SEWER 11.4%
New York Env. Facs. RB:
Ser. A, 5.00%, 06/15/2017	AAA	2,500,000	2,707,725
Ser. B, 5.25%, 06/15/2014	AAA	1,000,000	1,116,020
Ser. B, 5.25%, 06/15/2016	AAA	2,065,000	2,286,719
Ser. K, 5.50%, 06/15/2014	AAA	2,400,000	2,806,752
New York, NY Muni. Wtr. Fin. Auth. RB:
Ser. A, 5.375%, 06/15/2013	AA	250,000	282,448
Ser. A, 5.375%, 06/15/2014	AA	3,000,000	3,359,160
12,558,824
Total Municipal Obligations			103,870,468

		Shares	Value

SHORT-TERM INVESTMENTS 4.3%
MUTUAL FUND SHARES 4.3%
Evergreen Institutional Municipal Money Market Fund (o)		243,724	243,724
Evergreen New York Municipal Money Market Fund (o)		4,465,328	4,465,328
Total Short-Term Investments			4,709,052
Total Investments (cost $104,501,680) 98.4%			108,579,520
Other Assets and Liabilities 1.6%			1,747,246
Net Assets 100.0%			$ 110,326,766

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
FGIC	Financial Guaranty Insurance Co.	MBIA	Municipal Bond Investors Assurance Corp.
FRN	Floating Rate Note	RB	Revenue Bond
GO	General Obligation	RRB	Refunding Revenue Bond
HFA	Housing Finance Authority	SFHRB	Single Family Housing Revenue Bond
IDA	Industrial Development Authority	SPA	Securities Purchase Agreement

The following table shows the percentage of total investments invested by geographic location as of September 30, 2003:

New York	95.7%
Non-state specific	4.3%
100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 104,501,680
Net unrealized gains on securities	4,077,840

Market value of securities	108,579,520
Receivable for securities sold	441,988
Receivable for Fund shares sold	125,528
Interest receivable	1,345,601
Prepaid expenses and other assets	96,462

Total assets	110,589,099

Liabilities
Dividends payable	243,067
Advisory fee payable	1,049
Distribution Plan expenses payable	294
Due to other related parties	300
Accrued expenses and other liabilities	17,623

Total liabilities	262,333

Net assets	$ 110,326,766

Net assets represented by
Paid-in capital	$ 104,829,521
Overdistributed net investment income	(33,225)
Accumulated net realized gains on securities	1,452,630
Net unrealized gains on securities	4,077,840

Total net assets	$ 110,326,766

Net assets consists of
Class A	$ 3,468,443
Class B	3,752,508
Class C	6,082,439
Class I	97,023,376

Total net assets	$ 110,326,766

Shares outstanding
Class A	307,452
Class B	332,646
Class C	539,184
Class I	8,600,810

Net asset value per share
Class A	$ 11.28
Class A -- Offering price (based on sales charge of 4.75%)	$ 11.84
Class B	$ 11.28
Class C	$ 11.28
Class C -- Offering price (based on sales charge of 1.00%)	$ 11.39
Class I	$ 11.28

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003 (unaudited)

Investment income
Interest	$ 1,988,508

Expenses
Advisory fee	196,896
Distribution Plan expenses
Class A	4,952
Class B	15,925
Class C	27,374
Administrative services fee	56,256
Transfer agent fees	7,890
Trustees' fees and expenses	822
Printing and postage expenses	13,970
Custodian fees	16,381
Registration and filing fees	30,954
Professional fees	7,046
Other	7,123

Total expenses	385,589
Less: Expense reductions	(134)
Expense reimbursements	(29)

Net expenses	385,426

Net investment income	1,603,082

Net realized and unrealized gains or losses on securities
Net realized gains on securities	1,459,918
Net change in unrealized gains or losses on securities	315,679

Net realized and unrealized gains or losses on securities	1,775,597

Net increase in net assets resulting from operations	$ 3,378,679

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2003		Year Ended
	(unaudited)		March 31, 2003 (a)

Operations
Net investment income		$ 1,603,082		$ 823,520
Net realized gains on securities		1,459,918		779,607
Net change in unrealized gains or losses on securities		315,679		(872,018)

Net increase in net assets resulting from operations		3,378,679		731,109

Distributions to shareholders from
Net investment income
Class A		(45,017)		(19,972)
Class B		(31,994)		(8,180)
Class C		(55,153)		(20,385)
Class I		(1,521,887)		(754,250)
Net realized gains
Class A		(23,831)		0
Class B		(23,138)		0
Class C		(43,030)		0
Class I		(930,278)		0

Total distributions to shareholders		(2,674,328)		(802,787)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	147,738	1,674,053	155,791	1,733,728
Class B	133,504	1,501,390	121,781	1,358,466
Class C	131,938	1,484,418	135,535	1,508,928
Class I	1,259,381	14,063,729	620,960	6,907,724

		18,723,590		11,508,846

Net asset value of shares issued in reinvestment of distributions
Class A	3,867	43,073	1,165	13,013
Class B	3,235	36,063	517	5,783
Class C	4,448	49,598	810	9,050
Class I	158,032	1,763,309	55,828	623,824

		1,892,043		651,670

Payment for shares redeemed
Class A	(88,170)	(968,898)	(92,478)	(1,020,999)
Class B	(13,028)	(144,435)	(7)	(75)
Class C	(20,662)	(228,254)	(12,035)	(134,397)
Class I	(1,975,615)	(22,154,454)	(534,719)	(5,967,951)

		(23,496,041)		(7,123,422)

Net increase (decrease) in net assets resulting from capital share transactions		(2,880,408)		5,037,094

Total increase (decrease) in net assets		(2,176,057)		4,965,416
Net assets
Beginning of period		112,502,823		107,537,407

End of period		$ 110,326,766		$ 112,502,823

Undistributed (overdistributed) net investment income		$ (33,225)		$ 17,744

(a) For the three months ended March 31, 2003. The Fund changed its fiscal year end from December 31 to March 31, effective March 31, 2003.
See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	December 31, 2002 (a)

Operations
Net investment income		$ 3,828,845
Net realized gains on securities		2,962,254
Net change in unrealized gains or losses on securities		3,789,165

Net increase in net assets resulting from operations		10,580,264

Distributions to shareholders from
Net investment income
Class A		(8,457)
Class B		(2,205)
Class C		(5,855)
Class I		(3,815,527)
Net realized gains
Class A		(1,548)
Class B		0
Class C		0
Class I		(2,136,858)

Total distributions to shareholders		(5,970,450)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	174,078	1,925,830
Class B	86,498	954,682
Class C	302,186	3,336,840
Class I	3,776,285	41,681,505

		47,898,857

Net asset value of shares issued in reinvestment of distributions
Class A	856	9,525
Class B	146	1,621
Class C	325	3,632
Class I	443,875	4,913,296

		4,928,074

Payment for shares redeemed
Class A	0	0
Class B	0	0
Class C	(3,361)	(37,344)
Class I	(4,664,444)	(51,789,623)
		(51,826,967)

Net increase in net assets resulting from capital share transactions		999,964

Total increase in net assets		5,609,778
Net assets
Beginning of period		101,927,629

End of period		$ 107,537,407

Overdistributed net investment income		$ (2,989)

(a) For Class B and Class C shares, for the period from November 8, 2002 (commencement of class operations), to December 31, 2002.
See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Bond Fund (the "Fund") (formerly, Evergreen Offit New York Municipal Bond Fund) is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

As of the close of business on November 8, 2002, the net assets of OFFIT New York Municipal Fund ("OFFIT Fund"), a series of The OFFIT Investment Fund, Inc., were acquired by the Fund in exchange for shares of the Fund. Advisor shares and Select shares of OFFIT Fund received Class A and Class I shares of the Fund, respectively. As OFFIT Fund contributed the majority of the net assets and shareholders to the Fund, the accounting and performance history of OFFIT Fund has been carried forward.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.35% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $29. Total amounts subject to recoupment as of September 30, 2003 were $32,640.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $111,226,373 and $115,020,630, respectively, for the six months ended September 30, 2003.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $104,501,680. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,150,691 and $72,851, respectively, with a net unrealized appreciation of $4,077,840.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

568013   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Pennsylvania Municipal Bond Fund

Evergreen Pennsylvania Municipal Bond Fund: Semiannual Report as of September 30, 2003

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
23	STATEMENT OF ASSETS AND LIABILITIES
24	STATEMENT OF OPERATIONS
25	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

November 2003

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Pennsylvania Municipal Bond Fund, which covers the six-month period ended September 30, 2003.

Over the past six months, fixed income investors have encountered a variety of challenges. The uncertain geopolitical environment, a staggered economic recovery, worries about deflation, and changes in the tax laws all combined to threaten performance. The weak economic performance ultimately led to falling receipts, causing many states to increase issuance.

The first challenge for investors was the uncertain geopolitical environment. As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices sold-off dramatically and money flowed into U.S. Treasuries in a flight to quality. Once it became apparent that war was inevitable, however, the financial markets regained their equilibrium and stocks began a significant recovery. Apparently, the uncertainty of war was worse for investors than actual war itself. This clarification on the geopolitical front enabled many investors to once again focus on the economic fundamentals.

These fundamentals, though, had been too weak for too long. In an attempt to resuscitate growth, the Federal Reserve maintained an accommodative stance, driving rates to 45-year lows. As the period progressed, though, economic data began to surprise us on the upside. The U.S. consumer remained active and the housing market, buoyed by

LETTER TO SHAREHOLDERS continued

surging mortgage refinancing activity, continued to strengthen. U.S. worker productivity also grew, and as corporations generated higher profits, business spending began to accelerate into the summer months.

The Fed's concerns about deflation, however, presented another hurdle for investors. Market yields experienced dramatic swings as investors bought Treasuries in anticipation of lower rates. Yet the rapidly improving economic data resulted in a lower than expected reduction in interest rates at the Fed's monetary policy meeting in June. In addition, Mr. Greenspan's positive comments on the 2004 economic outlook to congressional banking committee members in July caused rampant selling in the bond market as the "deflation trade" unwound. In a little more than a month, the yield on the 10-year Treasury swung from a low of 3.1% to a high of 4.6%. Since that time, though, market yields have settled down in anticipation of further accommodation from the Fed.

Municipal bond investors were also faced with uncertainty relative to the tax cut. Many feared that demand for municipal securities would falter given the new incentives for businesses and individual investors. After some early selling, investors came back into the municipal market, reinvigorated by increased issuance due to declining receipts for many cash-strapped states. In addition, we continue to view capital preservation as an attractive, long-term incentive for investors in municipal bonds.

LETTER TO SHAREHOLDERS continued

For more information

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of September 30, 2003

MANAGEMENT TEAM

Charles E. Jeanne, CFA
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 12/27/1990

	Class A	Class B	Class C	Class I
Class inception date	12/27/1990	2/1/1993	2/1/1993	11/24/1997

6-month return with sales charge	-2.59%	-3.01%	-0.04%	N/A

6-month return w/o sales charge	2.27%	1.99%	1.99%	2.41%

Average annual return*

1 year with sales charge	-1.72%	-2.32%	0.61%	N/A

1 year w/o sales charge	3.21%	2.63%	2.63%	3.48%

5 year	3.50%	3.56%	3.67%	4.78%

10 year	4.42%	4.24%	4.13%	5.09%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Pennsylvania Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

Since non-diversified funds may invest a greater percentage of their assets in a single issuer, these funds may face increased risk of price fluctuation over more diversified funds due to adverse developments impacting certain sectors or industries.

All data is as of September 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)[1]
		Year Ended March 31,
CLASS A		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.63	$11.18	$11.34	$10.89	$11.66	$11.70
Income from investment operations
Net investment income	0.25	0.52	0.54	0.56	0.54	0.51
Net realized and unrealized gains or losses on securities	0.01	0.45	-0.16	0.45	-0.76	0.10
Total from investment operations	0.26	0.97	0.38	1.01	-0.22	0.61
Distributions to shareholders from
Net investment income	-0.25	-0.52	-0.54	-0.56	-0.54	-0.51
Net realized gains	0	0	0	0	-0.01	-0.14
Total distributions to shareholders	-0.25	-0.52	-0.54	-0.56	-0.55	-0.65
Net asset value, end of period	$11.64	$11.63	$11.18	$11.34	$10.89	$11.66
Total return[2]	2.27%	8.79%	3.37%	9.57%	-1.86%	5.36%
Ratios and supplemental data
Net assets, end of period (thousands)	$66,691	$66,026	$58,010	$44,951	$32,796	$28,646
Ratios to average net assets
Expenses[3]	0.70%[4]	0.65%	0.64%	0.64%	0.73%	0.82%
Net investment income	4.30%[4]	4.48%	4.75%	5.07%	4.89%	4.36%
Portfolio turnover rate	6%	18%	23%	20%	28%	69%

[1]   Net investment income per share is based on average shares outstanding during the period.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS B		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.57	$11.11	$11.26	$10.80	$11.52	$11.55
Income from investment operations
Net investment income	0.21	0.44	0.46	0.47	0.45	0.42
Net realized and unrealized gains or losses on securities	0.02	0.45	-0.16	0.47	-0.70	0.11
Total from investment operations	0.23	0.89	0.30	0.94	-0.25	0.53
Distributions to shareholders from
Net investment income	-0.21	-0.43	-0.45	-0.48	-0.46	-0.42
Net realized gains	0	0	0	0	-0.01	-0.14
Total distributions to shareholders	-0.21	-0.43	-0.45	-0.48	-0.47	-0.56
Net asset value, end of period	$11.59	$11.57	$11.11	$11.26	$10.80	$11.52
Total return[1]	1.99%	8.10%	2.68%	8.89%	-2.23%	4.68%
Ratios and supplemental data
Net assets, end of period (thousands)	$42,998	$43,463	$34,681	$31,262	$35,334	$37,823
Ratios to average net assets
Expenses[2]	1.40%[3]	1.40%	1.39%	1.39%	1.48%	1.58%
Net investment income	3.59%[3]	3.72%	3.98%	4.32%	4.11%	3.60%
Portfolio turnover rate	6%	18%	23%	20%	28%	69%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS C		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.59	$11.13	$11.28	$10.82	$11.55	$11.59
Income from investment operations
Net investment income	0.21	0.44	0.49	0.47	0.45	0.42
Net realized and unrealized gains or losses on securities	0.02	0.45	-0.19	0.47	-0.71	0.10
Total from investment operations	0.23	0.89	0.30	0.94	-0.26	0.52
Distributions to shareholders from
Net investment income	-0.21	-0.43	-0.45	-0.48	-0.46	-0.42
Net realized gains	0	0	0	0	-0.01	-0.14
Total distributions to shareholders	-0.21	-0.43	-0.45	-0.48	-0.47	-0.56
Net asset value, end of period	$11.61	$11.59	$11.13	$11.28	$10.82	$11.55
Total return[1]	1.99%	8.10%	2.68%	8.88%	-2.31%	4.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$15,938	$15,470	$10,543	$5,775	$5,726	$6,945
Ratios to average net assets
Expenses[2]	1.40%[3]	1.40%	1.39%	1.39%	1.48%	1.58%
Net investment income	3.59%[3]	3.72%	3.96%	4.29%	4.11%	3.60%
Portfolio turnover rate	6%	18%	23%	20%	28%	69%

[1]   Excluding applicable sales charges

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended September 30, 2003 (unaudited)
		Year Ended March 31,
CLASS I1		2003	2002	2001	2000	1999
Net asset value, beginning of period	$11.63	$11.18	$11.34	$10.89	$11.66	$11.70
Income from investment operations
Net investment income	0.27	0.55	0.57	0.59	0.57	0.54
Net realized and unrealized gains or losses on securities	0.01	0.45	-0.16	0.45	-0.76	0.10
Total from investment operations	0.28	1.00	0.41	1.04	-0.19	0.64
Distributions to shareholders from
Net investment income	-0.27	-0.55	-0.57	-0.59	-0.57	-0.54
Net realized gains	0	0	0	0	-0.01	-0.14
Total distributions to shareholders	-0.27	-0.55	-0.57	-0.59	-0.58	-0.68
Net asset value, end of period	$11.64	$11.63	$11.18	$11.34	$10.89	$11.66
Total return	2.41%	9.06%	3.63%	9.84%	-1.62%	5.63%
Ratios and supplemental data
Net assets, end of period (thousands)	$790,384	$804,277	$794,108	$809,659	$796,576	$181,919
Ratios to average net assets
Expenses[2]	0.40%[3]	0.40%	0.39%	0.39%	0.47%	0.57%
Net investment income	4.59%[3]	4.73%	5.00%	5.32%	5.20%	4.61%
Portfolio turnover rate	6%	18%	23%	20%	28%	69%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
AIRPORT 1.8%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., 5.75%, 01/01/2012	AAA	$ 5,500,000	$ 6,141,795
Lehigh Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	Aaa	3,000,000	3,217,860
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	AAA	3,695,000	4,164,561
Philadelphia, PA Auth. for Indl. Dev. Arpt. RB, Philadelphia Arpt. Sys. Proj.:
Ser. A, 5.50%, 07/01/2016	AAA	1,630,000	1,776,162
Ser. A, 5.50%, 07/01/2017	AAA	1,250,000	1,356,050
16,656,428
COMMUNITY DEVELOPMENT DISTRICT 0.4%
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation:
Ser. A, 5.50%, 04/15/2016	AAA	1,000,000	1,125,320
Ser. A, 5.50%, 04/15/2017	AAA	1,000,000	1,119,120
Ser. A, 5.50%, 04/15/2020	AAA	925,000	1,012,625
Ser. A, 5.50%, 04/15/2022	AAA	500,000	540,275
3,797,340
CONTINUING CARE RETIREMENT COMMUNITY 0.5%
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj.:
Ser. A, 6.00%, 10/01/2027	BBB+	1,000,000	1,028,000
Ser. A, 6.00%, 10/01/2034	BBB+	1,400,000	1,434,692
Crawford Cnty., PA Hosp. Auth. RB, Wesbury United Methodist Cmnty. Hosp., 6.125%, 08/15/2019	NR	1,000,000	977,710
Montgomery Cnty., PA IDA RB, Adult Cmnty. Total Svcs., Ser. B, 5.75%, 11/15/2017	BBB+	1,000,000	1,044,030
4,484,432
EDUCATION 10.9%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	BBB	6,075,000	5,886,675
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	AA	1,000,000	1,101,060
Delaware Cnty., PA Univ. Auth. RB, Villanova Univ., 5.80%, 08/01/2025	AAA	2,000,000	2,164,560
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	AAA	1,000,000	1,063,810
Latrobe, PA IDA College RB, St. Vincent College Proj.:
5.375%, 05/01/2018	Baa1	2,635,000	2,682,351
5.375%, 05/01/2024	Baa1	5,600,000	5,561,808
5.60%, 05/01/2021	Baa1	1,500,000	1,558,305
5.70%, 05/01/2031	Baa1	1,500,000	1,526,070
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB:
Beaver College, 5.70%, 04/01/2027	AA	1,560,000	1,672,616
Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	NR	6,000,000	6,054,240
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	AAA	$ 1,030,000	$ 1,221,549
6.00%, 04/01/2012, (Insd. by FGIC)	AAA	1,090,000	1,292,708
6.25%, 04/01/2013, (Insd. by FGIC)	AAA	1,155,000	1,386,820
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016	Aaa	1,000,000	1,129,980
5.50%, 01/15/2018	Aaa	1,000,000	1,117,270
Pennsylvania Higher Edl. Facs. Auth RRB, Widener Univ.:
5.25%, 07/15/2024	BBB+	1,000,000	993,660
5.40%, 07/15/2036	BBB+	3,000,000	2,996,070
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. K, 5.50%, 06/15/2010, (Insd. by AMBAC)	AAA	2,800,000	2,884,616
Ser. M, 5.625%, 06/15/2019, (Insd. by AMBAC)	AAA	5,260,000	5,659,287
Ser. N, 5.80%, 06/15/2024, (Insd. by MBIA)	AAA	3,500,000	3,782,310
Ser. N, 5.875%, 06/15/2021, (Insd. by MBIA)	AAA	4,000,000	4,363,320
Bryn Mawr College:
5.40%, 12/01/2009	AAA	2,450,000	2,791,750
5.625%, 12/01/2027	AAA	2,000,000	2,159,340
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	AAA	1,610,000	1,933,755
Drexel Univ., 5.20%, 05/01/2009	AAA	2,065,000	2,314,700
Lasalle Univ., 5.625%, 05/01/2017	AAA	1,000,000	1,094,010
Philadelphia Univ., 6.25%, 06/01/2024	AA	2,400,000	2,716,680
Temple Univ., Ser. A, 5.25%, 04/01/2016	AAA	2,290,000	2,524,381
Thomas Jefferson Univ.:
5.50%, 01/01/2015	A1	1,280,000	1,419,866
5.50%, 01/01/2018	A1	1,000,000	1,088,350
Univ. of Pennsylvania:
Ser. B, 5.55%, 09/01/2009	AA	2,725,000	2,929,238
Ser. B, 5.60%, 09/01/2010	AA	2,145,000	2,318,402
Ursinus College, 5.85%, 01/01/2017	A-	2,755,000	3,075,710
Pennsylvania Pub. Sch. Bldg. Auth. RB, Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	Aaa	5,000,000	5,296,350
6.00%, 02/01/2017	Aaa	2,690,000	3,115,988
Pennsylvania State Univ. RRB:
5.00%, 08/15/2007	AA	1,645,000	1,834,998
5.25%, 08/15/2015	AA	1,535,000	1,750,790
5.25%, 08/15/2016	AA	1,000,000	1,138,850
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College:
5.35%, 10/01/2007	NR	670,000	710,321
6.00%, 10/01/2029	NR	1,000,000	973,080
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Ser. B, 6.25%, 05/01/2005, (Insd. by MBIA)	AAA	1,135,000	1,224,211
Pleasant Valley, PA Sch. Dist. GO:
5.60%, 11/15/2014	AAA	150,000	162,254
Prerefunded, 5.60%, 11/15/2014	AAA	850,000	929,075
99,601,184
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 1.6%
Indiana Cnty., PA IDA PCRRB, PA Elec. Co. Proj., 5.35%, 11/01/2010, (Insd. by MBIA)	AAA	$ 9,600,000	$ 11,024,352
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
5.25%, 07/01/2008	NR	1,835,000	1,975,212
5.25%, 07/01/2009	NR	1,370,000	1,461,461
14,461,025
ESCROW 1.0%
Dover Township, PA Swr. Auth. RB, 6.25%, 05/01/2012	AAA	15,000	16,426
Hempfield, PA Lancaster Cnty. Sch. Dist. GO, 7.10%, 10/15/2005	Aa2	300,000	301,440
Neshaminy, PA Wtr. Resources Auth. RB, 5.40%, 03/01/2013	Aaa	1,495,000	1,671,544
Pennsylvania Turnpike Commission Oil Franchise Tax RB:
Prerefunded, Sub. Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	AAA	355,000	394,675
Unrefunded, Sub. Ser. B, 5.25%, 12/01/2016, (Insd. by AMBAC)	AAA	165,000	182,554
Pennsylvania Turnpike Commission RB, Oil Franchise Tax:
Ser. A, 5.45%, 12/01/2003, (Insd. by AMBAC)	AAA	2,360,000	2,377,983
Ser. A, 5.50%, 12/01/2004, (Insd. by AMBAC)	AAA	2,000,000	2,103,700
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj., 5.25%, 11/15/2009	AA	500,000	554,110
Pittsburgh, PA Wtr. & Swr. Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	Aaa	1,000,000	1,260,500
8,862,932
GENERAL OBLIGATION - LOCAL 10.7%
Abington, PA Sch. Dist. GO, Ser. AA, 5.625%, 05/15/2020	AAA	2,090,000	2,241,818
Allentown, PA GO, Refunding, 5.65%, 07/15/2010	AAA	170,000	195,782
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	AAA	2,330,000	2,609,600
5.50%, 04/15/2018	AAA	1,000,000	1,113,790
5.50%, 04/15/2019	AAA	2,590,000	2,868,062
Bucks Cnty., PA GO, Ser. A, 6.20%, 03/01/2004	AA	5,500,000	5,618,580
Cambria Cnty., PA GO, 5.50%, 08/15/2016, (Insd. by FGIC)	AAA	2,375,000	2,670,925
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	Aaa	3,750,000	4,209,075
5.50%, 05/15/2018	Aaa	2,000,000	2,230,820
5.50%, 05/15/2019	Aaa	1,500,000	1,663,845
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	Aaa	2,300,000	2,604,520
5.50%, 06/01/2016	Aaa	2,000,000	2,252,160
Chester Cnty., PA GO:
5.50%, 11/15/2017	Aa1	2,280,000	2,562,127
5.50%, 11/15/2018	Aa1	2,405,000	2,686,337
5.50%, 11/15/2019	Aa1	2,535,000	2,814,053
Refunding, Ser. B, 5.625%, 11/15/2016	AA	4,290,000	4,689,442
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	AAA	$ 1,055,000	$ 1,188,415
5.50%, 11/15/2016	AAA	1,110,000	1,250,371
5.50%, 11/15/2017	AAA	1,170,000	1,314,776
5.50%, 11/15/2018	AAA	1,240,000	1,385,055
Georgetown Cnty., SC Dist. GO, 5.75%, 03/01/2014	AA	2,000,000	2,295,980
Lancaster, PA Warwick Sch. Dist. GO, 5.00%, 02/15/2014	Aaa	1,000,000	1,085,220
Lansing, MI GO, Cmnty. College, 5.50%, 05/01/2017, (Insd. by FGIC)	AAA	1,105,000	1,237,191
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2017	AAA	855,000	951,324
Prerefunded, 5.375%, 11/01/2017	AAA	875,000	1,012,524
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	Aaa	3,545,000	3,949,910
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	AAA	1,535,000	1,691,186
5.65%, 09/01/2011	AAA	2,125,000	2,343,748
5.70%, 09/01/2012	AAA	2,250,000	2,484,270
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017	Aaa	1,525,000	1,706,749
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	AAA	875,000	936,784
Philadelphia, PA Sch. Dist. GO:
Ser. B, 5.50%, 09/01/2025	AAA	4,000,000	4,247,760
Ser. B, 5.625%, 08/01/2018	AAA	2,500,000	2,795,800
Ser. B, 5.625%, 08/01/2019	AAA	1,000,000	1,112,030
Pittsburgh, PA Urban Redev. Auth. GO, Ctr. Triangle Tax Increment, Ser. A, 6.10%, 05/01/2019	A2	1,090,000	1,186,465
Scranton, PA Sch. Dist. GO, Refunding, 5.375%, 04/01/2020	AAA	2,855,000	3,108,924
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	AAA	4,690,000	5,155,060
Springfield, PA Sch. Dist. GO:
Delaware Cnty. Impt., 5.50%, 03/15/2018	AAA	2,585,000	2,872,633
Delaware Cnty. Impt., Refunding, 5.50%, 03/15/2016	AAA	1,000,000	1,123,510
Sto-Rox Sch. Dist., PA GO, 5.80%, 06/15/2030	AAA	1,500,000	1,784,385
Tredyffrin Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	Aaa	2,140,000	2,401,850
5.50%, 02/15/2017	Aaa	1,520,000	1,700,698
Valley View, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	Aaa	2,065,000	2,300,658
97,654,212
GENERAL OBLIGATION - STATE 8.9%
Cmnwlth. of Puerto Rico GO, Ser. D, 7.00%, 07/01/2010, (Insd. by MBIA)	AAA	3,950,000	4,926,875
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Pennsylvania GO:
Ser. 1, 5.00%, 01/01/2013	AAA	$ 1,250,000	$ 1,396,000
Ser. 1, 5.25%, 02/01/2015	AA	1,000,000	1,111,020
Ser. 1, 5.25%, 02/01/2018	AA	5,000,000	5,450,150
Ser. 1, 6.00%, 01/15/2012	AA	2,705,000	3,158,006
Ser. 1, 6.00%, 01/15/2014	AA	3,105,000	3,606,737
Ser. 1, 6.00%, 01/15/2015	AAA	9,605,000	11,157,072
Ser. 1, 6.00%, 01/15/2016	AAA	9,805,000	11,359,092
Ser. 2, 5.50%, 05/01/2017	AAA	3,500,000	3,935,050
Ser. 2, 5.75%, 10/01/2014	AA	11,725,000	13,548,238
Ser. 2, 5.75%, 10/01/2017	AAA	5,000,000	5,762,450
Ser. 2, 5.75%, 10/01/2018	AAA	1,000,000	1,148,310
Ser. 2, 6.00%, 07/01/2005	AA	25,000	27,088
Ser. 2, 6.25%, 07/01/2010	AA	5,000,000	5,988,050
Ser. 2, 6.25%, 07/01/2011	AA	5,060,000	6,081,108
Refunding Proj., Ser. 2, 5.50%, 06/15/2010	AAA	3,000,000	3,139,620
81,794,866
HOSPITAL 18.4%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
Montefiore Hosp. Assn. of Western PA, 5.80%, 10/01/2003	AAA	30,000	30,004
Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009	AAA	1,865,000	2,094,619
5.50%, 08/15/2010	AAA	1,510,000	1,693,480
5.50%, 08/15/2011	AAA	2,445,000	2,738,400
5.625%, 08/15/2018, (Insd. by AMBAC)	AAA	2,000,000	2,228,520
5.625%, 08/15/2026	AAA	4,210,000	4,651,502
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Presbyterian Univ. Hosp., Ser. A, 6.00%, 04/01/2005, (Insd. by MBIA)	AAA	1,000,000	1,069,720
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	AAA	8,295,000	9,263,026
Allentown, PA Area Hosp. Auth. RB, Sacred Heart Healthcare Sys., Ser. A, 4.75%, 07/01/2008	BB+	2,550,000	2,232,806
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	A2	1,000,000	1,061,050
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj.:
5.70%, 10/01/2014	AAA	2,110,000	2,447,157
Ser. B, 5.60%, 10/01/2006	AAA	65,000	69,235
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj., Ser. A, 5.50%, 07/01/2010	AAA	1,000,000	1,112,940
Bucks Cnty., PA St. Mary's Hosp. Auth. RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 12/01/2018	AA	5,000,000	5,659,700
Cmnwlth. of Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB, Hosp. Auxilio Mutuo Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	AAA	3,250,000	3,486,730
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Cmnwlth. of Puerto Rico Pub. Bldgs. Auth. RB, Ser. M, 5.70%, 07/01/2009	A-	$ 1,800,000	$ 2,064,168
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj., 5.50%, 05/15/2017, (Insd. by MBIA)	AAA	1,000,000	1,099,640
Geisinger, PA Hlth. Sys. Auth. RRB, PA State Geisinger Hlth. Sys., Ser. A, 5.50%, 08/15/2010	AA-	1,685,000	1,848,041
Horizon Hosp. Sys. Auth. PA Hosp. RB, Horizon Hosp. Sys., Inc., 6.35%, 05/15/2026	A-	3,650,000	3,829,799
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	A2	705,000	792,639
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc.:
Ser. A, 5.875%, 07/01/2015, (Insd. by MBIA)	AAA	2,245,000	2,447,656
Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	AAA	2,500,000	3,188,350
Maryland Hlth. & Higher Edl. Facs. RB, 6.00%, 07/01/2018	Baa1	250,000	274,775
Med. Univ., SC Hosp. Auth. RB, Ser. A, 6.00%, 08/15/2013	BBB+	1,605,000	1,770,813
Montgomery Cnty., PA Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	A	13,835,000	13,701,492
Mount Lebanon, PA Hosp. Auth., Saint Clair Mem. Hosp.:
Ser. A, 5.50%, 07/01/2022	A-	4,400,000	4,445,232
Ser. A, 5.625%, 07/01/2032	A-	1,000,000	1,005,740
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
5.875%, 11/15/2021	AAA	3,550,000	3,980,650
Ser. A, 5.50%, 11/15/2008	AAA	3,000,000	3,372,690
Univ. of Pennsylvania Hlth. Svcs.:
Ser. A, 5.60%, 01/01/2010	A	2,525,000	2,658,169
Ser. A, 5.70%, 01/01/2011	A	1,100,000	1,153,284
Ser. A, 6.00%, 01/01/2004	A	3,440,000	3,479,766
Ser. A, 6.00%, 01/01/2007	A	1,000,000	1,090,470
Ser. A, 6.00%, 01/01/2010	A	100,000	102,578
Ser. B, 5.50%, 01/01/2009	A	1,520,000	1,614,255
Ser. B, 5.70%, 01/01/2011	A	4,460,000	4,680,012
Ser. B, 5.75%, 01/01/2017	A	4,000,000	4,147,080
Ser. B, 5.85%, 09/01/2013	AA	3,740,000	4,056,292
UPMC Hlth. Sys.:
6.25%, 01/15/2017	A	4,000,000	4,420,240
Ser. A, 6.00%, 01/15/2022	A	4,850,000	5,148,469
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys.:
Ser. A, 5.125%, 05/15/2011	AA-	3,395,000	3,613,400
Ser. A, 5.125%, 05/15/2012	AA-	3,555,000	3,753,867
Ser. A, 5.125%, 05/15/2018	AAA	8,850,000	9,301,616
Ser. A, 5.25%, 05/15/2013	AAA	3,045,000	3,318,502
Ser. A, 5.25%, 05/15/2014	AA-	7,390,000	7,768,811
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Children's Hosp. Proj., Ser. A, 5.20%, 02/15/2005	AA	1,470,000	1,503,869
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit, Ser. A, 6.375%, 11/15/2019	AAA	$ 8,245,000	$ 9,864,895
Southcentral, PA Gen. Auth. RB, Wellspan Hlth. Obl., 5.375%, 05/15/2028	Aa3	9,000,000	9,145,260
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	A3	2,385,000	2,526,621
6.25%, 06/01/2022	A3	1,750,000	1,895,635
168,903,665
HOUSING 4.3%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021	Aaa	1,440,000	1,511,107
Ser. II-1, 5.90%, 11/01/2032	Aaa	1,210,000	1,261,643
Ser. Y, 6.60%, 11/01/2014, (Insd. by GNMA)	Aaa	720,000	731,556
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	NR	1,000,000	998,740
Pennsylvania HFA RB, Single Family Mtge.:
Ser. 36, 5.45%, 10/01/2014	AA+	700,000	715,421
Ser. 40, 6.80%, 10/01/2015	AA+	750,000	769,965
Ser. 50-A, 6.00%, 10/01/2013	AA+	1,840,000	1,943,408
Ser. 57-B, 5.625%, 10/01/2011, (Insd. by FHA)	AA+	1,500,000	1,601,730
Ser. 65-A, 5.20%, 10/01/2018	AA+	5,000,000	5,144,400
Ser. 68-A, 5.875%, 04/01/2017	AA+	2,465,000	2,645,586
Ser. 68-A, 6.05%, 10/01/2028	AA+	3,450,000	3,596,314
Ser. 68-A, 6.10%, 04/01/2021	AA+	2,000,000	2,108,860
Ser. 69-A, 6.15%, 10/01/2020, (Insd. by FHA)	AA+	5,900,000	6,272,054
Ser. 69-A, 6.25%, 04/01/2031, (Insd. by FHA)	AA+	925,000	973,840
Ser. 70-A, 5.80%, 10/01/2021	AA+	1,000,000	1,047,690
Ser. 72-A, 5.25%, 04/01/2021	AA+	5,250,000	5,379,675
Philadelphia, PA HFA RB, Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	AAA	2,615,000	2,916,719
39,618,708
INDUSTRIAL DEVELOPMENT REVENUE 4.9%
Bucks Cnty., PA IDA RB, Waste Management, Inc. Proj., 4.90%, 02/01/2008	BBB	3,400,000	3,545,282
Erie Cnty., PA IDA Env. Impt. RB, International Paper Co. Proj., Ser. A, 7.625%, 11/01/2018	BBB	500,000	529,015
Pennsylvania Econ. Dev. Fin. Auth. RB, 30th Street Station Garage Proj., Class A, 5.80%, 06/01/2023, (Insd. by ACA)	A	3,515,000	3,704,599
Pennsylvania IDA RB, Econ. Dev.:
5.80%, 01/01/2008, (Insd. by AMBAC)	AAA	2,215,000	2,539,475
5.80%, 07/01/2009	AAA	250,000	291,970
6.00%, 01/01/2005, (Insd. by AMBAC)	AAA	7,595,000	8,053,662
7.00%, 01/01/2006	AAA	2,000,000	2,247,940
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Philadelphia, PA Auth. for Indl. RB, Ser. B, 5.50%, 10/01/2019	AAA	$ 2,225,000	$ 2,453,374
Philadelphia, PA IDA RB, American College of Physicians, 6.00%, 06/15/2030	AA-	5,500,000	5,936,370
Philadephia, PA IDA, Cmnty. College of Philadelphia, 5.50%, 05/01/2016	AAA	1,250,000	1,397,163
Schuylkill Cnty., PA IDA RB, Pine Grove Landfill, Inc., 5.10%, 04/01/2009	BBB	3,800,000	3,943,754
Southeastern, OK Indl. Auth. RB, Ser. B, 3.55%, 1/01/2025 VRDN	A-3	3,900,000	3,900,000
Westmoreland Cnty., PA IDA RB, Valley Landfill Proj., 5.10%, 05/01/2009	NR	6,000,000	6,229,860
44,772,464
LEASE 0.5%
Philadelphia, PA Auth. RB, Ser. B, 5.50%, 10/01/2014	AAA	4,000,000	4,509,800
MISCELLANEOUS REVENUE 8.9%
Center City Dist., PA Business Impt. Spl. Assmt. RB:
5.45%, 12/01/2006, (Insd. by AMBAC)	AAA	1,085,000	1,195,963
5.55%, 12/01/2007, (Insd. by AMBAC)	AAA	1,145,000	1,269,874
5.60%, 12/01/2008, (Insd. by AMBAC)	AAA	1,210,000	1,343,257
Cmnwlth. of Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	AAA	1,000,000	1,193,120
Dauphin Cnty., PA Gen. Auth. RB:
Forum Place Office & Parking, Ser. A, 6.00%, 01/15/2025 (g)	NR	9,000,000	4,492,980
Hyatt Regency Hotel & Conference Ctr., 6.00%, 01/01/2010	NR	6,210,000	5,693,763
Office & Parking-Riverfront Office, 6.00%, 01/01/2025	NR	4,000,000	3,414,480
Delaware Valley, PA Regl. Fin. RB, Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	AAA	2,000,000	2,315,120
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	NR	2,560,000	2,302,643
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	AAA	1,560,000	1,845,589
5.75%, 10/01/2017	AAA	3,270,000	3,868,639
Pennsylvania Convention Ctr. Auth. RB, Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	AAA	8,500,000	10,651,435
Pennsylvania Fin. Auth. RB, Muni. Capital Impt. Program, 6.60%, 11/01/2009	A	5,000,000	5,122,100
Pennsylvania IDA RB, Econ. Dev.:
5.50%, 07/01/2018, (Insd. by AMBAC)	AAA	8,500,000	9,533,515
5.50%, 07/01/2020, (Insd. by AMBAC)	AAA	1,560,000	1,727,669
6.00%, 01/01/2012, (Insd. by AMBAC)	AAA	7,215,000	7,446,024
Pennsylvania Infrastructure Investment Auth. RB, Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	AAA	1,805,000	2,034,145
5.50%, 09/01/2010, (Insd. by MBIA)	AAA	2,140,000	2,417,750
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RRB, Philadelphia Funding Program:
5.60%, 06/15/2012, (Insd. by FGIC)	AAA	$ 3,665,000	$ 4,048,762
5.625%, 06/15/2013, (Insd. by FGIC)	AAA	3,000,000	3,316,110
Pennsylvania Pub. Sch. Bldg. Auth. RRB:
Montgomery Cnty. Cmnty. College, Ser. B, 5.60%, 11/01/2005	NR	1,260,000	1,373,400
Tuscarora Sch. Dist. Proj., Ser. B, 5.70%, 10/15/2003	A	400,000	400,744
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Ser. B, 6.25%, 05/01/2006, (Insd. by MBIA)	AAA	1,205,000	1,349,311
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	AAA	3,000,000	3,347,550
81,703,943
PORT AUTHORITY 1.2%
Allegheny Cnty., PA Port Auth. RB, Trans.:
5.50%, 03/01/2016	AAA	2,000,000	2,245,420
5.50%, 03/01/2017	AAA	3,750,000	4,196,925
Delaware River Port Auth., PA & NJ RB, 5.40%, 01/01/2016, (Insd. by FGIC)	AAA	865,000	939,658
Delaware River Port Auth., PA & NJ RRB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2018, (Insd. by FSA)	AAA	3,425,000	3,808,292
11,190,295
POWER 0.6%
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., 1.15%, 10/01/2032 VRDN	A	5,200,000	5,200,000
PRE-REFUNDED 7.8%
Abington, PA Sch. Dist. GO:
Ser. A, 5.625%, 05/15/2020	AAA	2,000,000	2,187,100
Ser. A, 5.75%, 05/15/2025	AAA	2,000,000	2,192,340
Allegheny Cnty., PA GO:
Ser. C-43, 5.70%, 09/15/2008, (Insd. by MBIA)	AAA	1,500,000	1,566,810
Ser. C-43, 5.875%, 09/15/2010, (Insd. by MBIA)	AAA	60,000	62,773
Ser. C-53, 5.50%, 11/01/2015, (Insd. by FGIC)	AAA	1,950,000	2,189,850
Blue Mountain, PA Sch. Dist. GO, Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	AAA	2,880,000	3,354,365
Bradford, PA Area Sch. Dist. GO:
5.50%, 10/01/2010, (Insd. by FGIC)	AAA	1,105,000	1,200,361
5.75%, 10/01/2015, (Insd. by FGIC)	AAA	2,000,000	2,182,460
Cambria Cnty., PA GO, Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	AAA	4,485,000	4,785,674
Central Bucks, PA Sch. Dist. GO:
Ser. A, 6.90%, 11/15/2013	A1	1,000,000	1,065,300
Ser. A, 6.90%, 11/15/2014	A1	1,405,000	1,496,747
Conrad Weiser, PA Area Sch. Dist. GO, 6.85%, 12/15/2014, (Insd. by MBIA)	AAA	1,500,000	1,604,565
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Cornwall & Lebanon, PA Suburban Joint Sch. Auth. RB, 5.60%, 03/01/2007, (Insd. by FGIC)	AAA	$ 1,405,000	$ 1,432,215
Council Rock, PA Sch. Dist. GO, Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	Aaa	2,055,000	2,286,948
Crawford Cnty., PA Central Sch. Dist. GO:
5.55%, 02/15/2008, (Insd. by FGIC)	AAA	1,500,000	1,591,560
5.65%, 02/15/2009, (Insd. by FGIC)	AAA	2,085,000	2,215,125
Delaware Cnty., PA GO:
5.50%, 10/01/2015	AA	2,695,000	2,922,606
5.55%, 10/01/2010	AA	1,750,000	1,961,172
Geisinger, PA Hlth. Sys. Auth. RRB, PA State Geisinger Hlth. Sys., Ser. A, 6.00%, 07/01/2006	AAA	35,000	36,306
Lancaster, PA Sch. Dist. GO:
5.60%, 05/15/2007, (Insd. by FGIC)	AAA	1,000,000	1,028,710
5.80%, 05/15/2009, (Insd. by FGIC)	AAA	1,585,000	1,632,471
Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2018, (Insd. by MBIA)	AAA	1,510,000	1,747,327
5.375%, 11/01/2019, (Insd. by MBIA)	AAA	1,855,000	2,146,550
Manheim, PA Central Sch. Dist. GO:
5.60%, 05/15/2006	AAA	1,085,000	1,116,150
6.10%, 05/15/2014, (Insd. by FGIC)	AAA	100,000	103,182
Mon Valley, PA Swr. Auth. RB, 6.55%, 11/01/2019, (Insd. by MBIA)	AAA	1,305,000	1,382,400
North Wales, PA Wtr. Auth. RB, 6.75%, 11/01/2010, (Insd. by FGIC)	AAA	100,000	106,146
Pennsylvania Fin. Auth. Cmnty. College RB, Beaver Cnty. Proj., Ser. A, 6.00%, 12/01/2014	AAA	1,500,000	1,586,100
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RB, Philadelphia Funding Program, 6.75%, 06/15/2021, (Insd. by FGIC)	AAA	1,650,000	1,806,569
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	AAA	1,440,000	1,545,163
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien:
Ser. A, 5.40%, 09/01/2012, (Insd. by FGIC)	AAA	2,845,000	3,074,250
Ser. A, 5.50%, 09/01/2013, (Insd. by FGIC)	AAA	2,715,000	2,938,933
Seneca Valley, PA Sch. Dist. GO, 5.85%, 02/15/2015, (Insd. by FGIC)	AAA	105,000	114,189
Solanco, PA Sch. Dist. GO, 5.90%, 02/15/2009	AAA	3,450,000	3,513,790
Southeastern, PA Trans. Auth. Spl. RB:
Ser. A, 5.625%, 03/01/2007, (Insd. by FGIC)	AAA	3,275,000	3,515,843
Ser. A, 5.75%, 03/01/2008, (Insd. by FGIC)	AAA	1,290,000	1,387,137
Stroudsburg, PA Area Sch. Dist. GO, 5.65%, 10/01/2009	AAA	2,405,000	2,619,670
West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	AAA	1,000,000	1,118,630
Ser. A, 5.80%, 08/01/2024	AAA	2,500,000	2,803,500
71,620,987
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.9%
Pennsylvania Econ. Dev. Fin. Auth. RB, Colver Proj.:
Ser. D, 7.05%, 12/01/2010	BBB-	$ 1,000,000	$ 1,034,140
Ser. D, 7.125%, 12/01/2015	BBB-	3,700,000	3,823,469
Ser. D, 7.15%, 12/01/2018	BBB-	2,300,000	2,386,135
Pennsylvania EDA RB, Dr. Gertrude A. Barber Ctr., Inc., 5.90%, 12/01/2030	AA	1,000,000	1,073,380
8,317,124
SALES TAX 1.4%
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	AAA	12,295,000	13,145,937
SPECIAL TAX 1.7%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	NR	2,015,000	2,200,662
Ser. B, 6.40%, 12/15/2018	NR	4,030,000	4,402,977
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax RRB, Philadelphia Funding Program:
5.25%, 06/15/2011, (Insd. by FGIC)	AAA	2,000,000	2,234,720
5.50%, 06/15/2016, (Insd. by FGIC)	AAA	500,000	541,895
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.20%, 10/01/2009	BBB-	1,000,000	1,067,280
Ser. A, 5.50%, 10/01/2013	BBB-	1,000,000	1,045,500
Ser. A, 5.50%, 10/01/2018	BBB-	500,000	512,245
Ser. A, 5.50%, 10/01/2022	BBB-	1,000,000	1,009,240
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.625%, 10/01/2025	BBB-	2,250,000	2,279,835
15,294,354
TOBACCO REVENUE 1.2%
Children's Trust Fund, Puerto Rico Tobacco Settlement RB, 5.75%, 07/01/2020	AAA	2,550,000	2,897,259
Washington, DC Tobacco Settlement Fin. Corp. RB, 6.25%, 05/15/2024	BBB	8,735,000	7,962,739
10,859,998
TRANSPORTATION 5.2%
Allegheny Cnty., PA Port Auth. RB, Trans.:
5.50%, 03/01/2015	AAA	1,000,000	1,125,640
6.25%, 03/01/2017	AAA	5,000,000	5,986,150
6.375%, 03/01/2014	AAA	5,500,000	6,619,360
6.375%, 03/01/2015	AAA	4,750,000	5,716,720
Pennsylvania Turnpike Commission RB, 5.375%, 07/15/2019	AAA	2,965,000	3,255,807
Pennsylvania Turnpike Commission RRB:
Ser. S, 5.50%, 06/01/2015	AA-	6,425,000	7,248,428
Ser. S, 5.625%, 06/01/2014	AA-	6,080,000	6,921,155
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. A, 5.00%, 07/01/2026, (Insd. by FGIC)	AAA	$ 7,000,000	$ 7,777,350
Southeastern, PA Trans. Auth. PA RB, Ser. A, 5.25%, 03/01/2014	AAA	2,500,000	2,766,300
47,416,910
WATER & SEWER 4.6%
Allegheny Cnty., PA Sanitation Auth. Swr. RB:
5.50%, 12/01/2020	AAA	3,865,000	4,264,873
5.50%, 12/01/2030	AAA	5,375,000	5,702,660
5.75%, 12/01/2014	AAA	2,390,000	2,763,342
Allegheny Cnty., PA Sanitation Auth. Swr. RRB, 5.375%, 12/01/2018	AAA	2,080,000	2,300,168
Bucks Cnty., PA Wtr. & Swr. RB, Ser. A, 5.375%, 06/01/2017, (Insd. by AMBAC)	AAA	1,190,000	1,320,769
Delaware Cnty., PA Regl. Wtr. Quality Ctl. Auth. RB, 5.50%, 05/01/2015	AAA	2,540,000	2,862,758
North Penn, PA Wtr. Auth. RB, 5.75%, 11/01/2018, (Insd. by FGIC)	AAA	3,705,000	4,018,369
North Wales, PA Wtr. Auth. RB, 5.60%, 11/01/2020, (Insd. by FGIC)	AAA	4,530,000	4,850,905
Philadelphia, PA Wtr. & Wstwtr. RB, 6.25%, 08/01/2012, (Insd. by MBIA)	AAA	4,000,000	4,845,560
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien, 5.50%, 12/01/2015	AAA	3,100,000	3,512,920
Univ. of Pittsburgh, PA RB, Area Joint Swr. Auth., 5.25%, 11/01/2014, (Insd. by MBIA)	AAA	4,355,000	4,951,417
Upper Moreland-Hatboro, PA Joint Swr. Auth. RRB, 6.35%, 10/15/2003, (Insd. by MBIA)	AAA	1,000,000	1,002,160
42,395,901
Total Municipal Obligations			892,262,505

		Shares	Value

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Municipal Money Market Fund (o)		16,833,670	16,833,670
Total Investments (cost $851,642,627) 99.2%			909,096,175
Other Assets and Liabilities 0.8%			6,914,403
Net Assets 100.0%			$ 916,010,578

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(g)	Security which has defaulted on payment of interest and/or principal.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2003 (unaudited)

Summary of Abbreviations:
ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
VRDN	Variable Rate Demand Note

The following table shows the percent of total investments invested by geographic location as of September 30, 2003:

Pennsylvania	91.5%
Puerto Rico	2.8%
U.S. Virgin Islands	1.0%
District of Columbia	0.9%
Georgia	0.6%
South Carolina	0.5%
Oklahoma	0.4%
Virginia	0.2%
Michigan	0.1%
Non-state specific	2.0%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003  (unaudited)

Assets
Identified cost of securities	$ 851,642,627
Net unrealized gains on securities	57,453,548

Market value of securities	909,096,175
Receivable for securities sold	1,131,400
Receivable for Fund shares sold	319,084
Interest receivable	13,783,607
Prepaid expenses and other assets	447,581

Total assets	924,777,847

Liabilities
Dividends payable	3,193,201
Payable for securities purchased	4,888,340
Payable for Fund shares redeemed	606,992
Advisory fee payable	6,108
Distribution Plan expenses payable	2,150
Due to other related parties	2,494
Accrued expenses and other liabilities	67,984

Total liabilities	8,767,269

Net assets	$ 916,010,578

Net assets represented by
Paid-in capital	$ 877,218,605
Overdistributed net investment income	(417,208)
Accumulated net realized losses on securities	(18,244,367)
Net unrealized gains on securities	57,453,548

Total net assets	$ 916,010,578

Net assets consists of
Class A	$ 66,691,441
Class B	42,997,842
Class C	15,937,719
Class I	790,383,576

Total net assets	$ 916,010,578

Shares outstanding
Class A	5,729,930
Class B	3,710,443
Class C	1,372,953
Class I	67,908,291

Net asset value per share
Class A	$ 11.64
Class A -- Offering price (based on sales charge of 4.75%)	$ 12.22
Class B	$ 11.59
Class C	$ 11.61
Class C -- Offering price (based on sales charge of 1.00%)	$ 11.73
Class I	$ 11.64

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003  (unaudited)

Investment income
Interest	$ 22,948,723

Expenses
Advisory fee	1,123,474
Distribution Plan expenses
Class A	102,491
Class B	218,953
Class C	79,074
Administrative services fee	459,983
Transfer agent fees	60,053
Trustees' fees and expenses	6,432
Printing and postage expenses	21,684
Custodian fees	122,903
Registration and filing fees	4,824
Professional fees	13,928
Other	16,846

Total expenses	2,230,645
Less: Expense reductions	(1,097)
Expense reimbursements	(704)

Net expenses	2,228,844

Net investment income	20,719,879

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(825,004)
Net change in unrealized gains or losses on securities	1,232,318

Net realized and unrealized gains or losses on securities	407,314

Net increase in net assets resulting from operations	$ 21,127,193

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2003		Year Ended
	(unaudited)		March 31, 2003

Operations
Net investment income		$ 20,719,879		$ 42,939,965
Net realized gains or losses on securities		(825,004)		338,454
Net change in unrealized gains or losses on securities		1,232,318		35,908,481

Net increase in net assets resulting from operations		21,127,193		79,186,900

Distributions to shareholders from
Net investment income
Class A		(1,472,400)		(2,878,695)
Class B		(787,063)		(1,466,444)
Class C		(284,245)		(490,676)
Class I		(18,213,309)		(38,262,452)

Total distributions to shareholders		(20,757,017)		(43,098,267)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,016,018	11,862,626	2,028,390	23,391,956
Class B	460,174	5,377,543	1,192,738	13,721,019
Class C	184,648	2,156,853	518,612	5,988,972
Class I	2,953,271	34,201,381	6,341,975	73,097,931

		53,598,403		116,199,878

Net asset value of shares issued in reinvestment of distributions
Class A	51,187	593,582	128,944	1,486,851
Class B	36,114	416,824	81,551	935,337
Class C	14,160	163,653	30,563	351,205
Class I	27,713	321,500	61,092	705,146

		1,495,559		3,478,539

Automatic conversion of Class B shares to Class A shares
Class A	199,450	2,317,018	239,384	2,772,356
Class B	(200,583)	(2,317,018)	(240,769)	(2,772,356)

		0		0

Payment for shares redeemed
Class A	(1,211,488)	(14,023,989)	(1,909,861)	(21,939,701)
Class B	(340,280)	(3,916,339)	(399,972)	(4,566,803)
Class C	(160,030)	(1,857,227)	(162,225)	(1,857,372)
Class I	(4,200,379)	(48,892,410)	(8,291,248)	(95,507,839)

		(68,689,965)		(123,871,715)

Net decrease in net assets resulting from capital share transactions		(13,596,003)		(4,193,298)

Total increase (decrease) in net assets		(13,225,827)		31,895,335
Net assets
Beginning of period		929,236,405		897,341,070

End of period		$ 916,010,578		$ 929,236,405

Overdistributed net investment income		$ (417,208)		$ (380,070)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Bond Fund (the "Fund") is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.46% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended September 30, 2003, EIMC reimbursed expenses relating to Class A shares in the amount of $704. Total amounts subject to recoupment as of September 30, 2003 were $974.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 1.00% of the average daily net assets for Class B and Class C shares. On March 20, 2003, the Trustees of the Fund approved an increase to the annual maximum allowable charge for servicing and distribution fees on Class A shares from 0.25% to 0.30% of the average daily net assets of Class A shares. This increase became effective on March 27, 2003.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $57,486,959 and $86,054,975, respectively, for the six months ended September 30, 2003.

On September 30, 2003, the aggregate cost of securities for federal income tax purposes was $851,642,627. The gross unrealized appreciation and depreciation on securities based on tax cost was $64,152,784 and $6,699,236, respectively, with a net unrealized appreciation of $57,453,548.

As of March 31, 2003, the Fund had $15,630,296 in capital loss carryovers for federal income tax purposes with $281,543 expiring in 2008 and $15,348,753 expiring in 2009.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2003, the Fund incurred and elected to defer post-October losses of $1,789,067.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended September 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended September 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $240 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

568014   11/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: November 30, 2003

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: November 30, 2003